BOSTON PARTNERS FAMILY OF FUNDS

                                       OF

                               THE RBB FUND, INC.


                      LARGE CAP VALUE FUND

                      MID CAP VALUE FUND

                      SMALL CAP VALUE FUND II

                      LONG/SHORT EQUITY FUND

                      BOND FUND



                      SEMI-ANNUAL REPORT

                      FEBRUARY 28, 2001

[GRAPHICS OMITTED]

bp

BOSTON PARTNERS ASSET MANAGEMENT, L.P.
--------------------------------------------------------------------------------
ONE PHILOSOPHY  O  ONE CULTURE  O  ONE FOCUS

                         BOSTON PARTNERS FAMILY OF FUNDS
                           PORTFOLIO MANAGER'S LETTER

February 28, 2001

Dear Shareholder:

     Reversion to the mean? Reversal of fortune? Revenge of value? Depending on your investment style, any of these phrases could be used to describe the last six months ending February 2001.

     For Boston Partners Asset Management, the recent period was all of the above. As committed value investors, we navigated two difficult years adhering to our fundamentally based value approach. One year ago we discussed how the performance shortfall versus the S&P 500 and the Russell 1000 Value could be made up. We also discussed the probability of a broadening market and valuation adjustments and our commitment to a proven strategy and a disciplined approach to stock selection. We did not falter from these beliefs and were well positioned to benefit from the markets' renewed focus on fundamentals.

     While making money for its shareholders during the last six months, against the backdrop of negative performance for the overall markets, the Boston Partners Mid Cap Value Fund was our only laggard. The performance can be attributed primarily to the performance of our financial holdings in property and casualty insurers, as well as investment banks, brokers and investment management firms. Looking forward into 2001, in our opinion we believe that there continues to be an ever expanding universe of quality companies selling at a discount to their proper valuations. We remain dedicated to our strict value discipline and believe that this discipline will be rewarded over time.

     In our opinion our strong relative and absolute performance in the last six months, however, is not due solely to a return to value investing or a case of simply being in the right place at the right time. It appears that we had excellent stock selection and also showed skill at avoiding the losers. Evidence of our success is our strong performance relative to our value peer group.

     Growth managers, especially those committed to the NASDAQ bandwagon, experienced significant losses as the NASDAQ was down almost 49% for the recent six month period and well over 60% from its high. Many issues that had become household names fell by over 90%, and in some cases, closed their doors completely. Big name stocks fell as company after company could not live up to the lofty expectations embedded in their valuations. In this environment, it seems to us that the meaning of risk quickly shifted from the opportunity cost of missing the "new paradigm" to the risk of principal loss. Someone will surely ask what type of investment research was being done. There were some valuation declines, as well as cyclical earnings shortfalls. In our opinion however, even more dramatic was the failure to anticipate the significant margin pressures facing what were thought to be impregnable competitive advantages, as well as the complete evaporation of business models. It appears that the awesome growth stock years of 1998 and 1999 were unsustainable, and like other manias, the market appeared to take its revenge.

     Two areas of focus for us in the recent period were the insurance and energy sectors. Our bottom-up process had identified a number of stocks in these areas that we believe were fundamentally strong, yet had been ignored during the technology craze. In the insurance industry, it seemed to us that the property and casualty insurers were experiencing tangible evidence that prices were firming after suffering through two years of pricing difficulty. In our opinion, despite meeting or beating earnings expectations, many of these companies were selling below book value and at severely depressed price/earnings multiples. It appeared that even some value managers were shying away from these profitable, well run companies.

     In the energy sector, our analysts correctly anticipated the supply and demand imbalance in natural gas. We took positions in a number of natural gas suppliers, while at the same time adding to selective oil services stocks. The problems in natural gas inventories are even more severe than we had anticipated; not good news for the average household, but very good news for the prices of the stocks. A concurrent spike in the price of crude oil also benefited the oil stocks.

     We hope that our success as stock pickers in 2000 bodes well for 2001. As valuations have compressed, we believe the growth and value styles may experience choppy but similar returns in the year ahead. We believe that excess returns will not be achieved through `enhanced-indexing', but by taking specific positions around selected benchmarks. In our opinion, it seems unlikely in the near future that any one particular sector will take on the role that technology held in 1998 and 1999. Thus, we believe investment success will not be determined by sector allocation, but by individual stock selection. It seems to us that for active managers, especially those with a value bias, the "perfect storm" may well continue. We are optimistic about our opportunities.

     The Boston Partners Bond Fund has faired well in the recent six month period, adding nearly 7%. With minimal interest rate and yield curve exposure relative to the benchmark, the portfolio is overweighted in the higher yielding mortgage and asset-backed sectors. Within the mortgage sector we emphasize current coupon and seasoned GNMA mortgages with less prepayment risk. In the asset-backed sector we prefer AAA-rated credit card and auto securities, and within the corporate sector we focus on issuers with improving credit fundamentals.

     In addition to making progress in the capital markets, Boston Partners made progress on the business front as well. We added new investment professionals to our staff and plan to use the current market turmoil to add additional talent during 2001. We have more investment professionals working at Boston Partners today than at any point in the last six years. We believe that we are prepared for the future.

     Total Return for the Boston Partners Family of Funds from September 1, 2000 to February 28, 2001


                                                            INSTITUTIONAL SHARES         INVESTOR SHARES
                                                            --------------------         ---------------

     Boston Partners Large Cap Value Fund                             10.63%                   10.49%
     Boston Partners Mid Cap Value Fund                                1.67%                    1.62%
     Boston Partners Small Cap Value Fund II                          26.21%                   26.10%
     Boston Partners Long/Short Equity Fund                           35.31%                   35.18%
     Boston Partners Bond Fund                                         6.94%                    6.89%

                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
COMMON STOCK--96.5%
AEROSPACE/DEFENSE--2.5%
   Boeing Co. ...............................         2,900         $   180,380
   General Dynamics Corp. ...................         7,100             484,078
   Lockheed Martin Corp. ....................        14,900             558,154
                                                                    -----------
                                                                      1,222,612
                                                                    -----------
AUTOMOTIVE PARTS & EQUIPMENT--1.3%
   Delphi Automotive Systems Corp. ..........        44,200             620,126
                                                                    -----------
BANKS & SAVINGS & LOANS--8.0%
   Bank of America Corp. ....................        26,400           1,318,680
   Comerica Inc. ............................         9,900             630,135
   First Union Corp. ........................        28,500             922,545
   National City Corp. ......................         8,400             228,480
   Toronto-Dominion Bank ....................        10,400             277,472
   Wachovia Corp. ...........................         8,100             511,434
                                                                    -----------
                                                                      3,888,746
                                                                    -----------
BROKERAGE SERVICES--1.5%
   Lehman Brothers Holdings, Inc. ...........        11,000             755,150
                                                                    -----------
CHEMICALS--1.5%
   Praxair, Inc. ............................        16,200             722,520
                                                                    -----------
COMMUNICATIONS & MEDIA--1.7%
   Avaya, Inc.* .............................        60,400             845,600
                                                                    -----------
COMPUTERS, SOFTWARE & SERVICES--5.6%
   Compaq Computer Corp. ....................        35,200             711,040
   Electronic Data Systems Corp. ............         7,800             497,874
   Microsoft Corp.* .........................         7,900             466,100
   Parametric Technology Corp.* .............        31,600             420,675
   Synopsys, Inc.* ..........................        11,200             608,300
                                                                    -----------
                                                                      2,703,989
                                                                    -----------
CONSTRUCTION & HOUSING--0.5%
   Masco Corp. ..............................        10,500             245,385
                                                                    -----------
CONSULTING SERVICES--0.2%
   KPMG Consulting Inc.* ....................         3,800              87,637
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
DIVERSIFIED--2.2%
   Canadian Pacific Ltd. ....................        13,500         $   504,900
   McGraw-Hill, Inc. ........................         9,700             571,912
                                                                    -----------
                                                                      1,076,812
                                                                    -----------
ELECTRIC UTILITIES--3.8%
   Exelon Corp. .............................        14,425             942,962
   Niagara Mohawk Holdings,
     Inc. ...................................        18,400             316,112
   Pinnacle West Capital Corp. ..............        12,200             566,690
                                                                    -----------
                                                                      1,825,764
                                                                    -----------
ELECTRONICS--1.6%
   Emerson Electric Co. .....................         6,300             421,470
   National Semiconductor Corp.* ............        16,800             343,056
                                                                    -----------
                                                                        764,526
                                                                    -----------
FINANCIAL SERVICES--9.3%
   Citigroup, Inc. ..........................        35,020           1,722,284
   Countrywide Credit Industries, Inc. ......        22,200             981,906
   Fannie Mae ...............................         4,300             342,710
   H&R Block, Inc. ..........................        18,200             897,260
   MBIA, Inc. ...............................         7,500             569,850
                                                                    -----------
                                                                      4,514,010
                                                                    -----------
INSURANCE--11.3%
   ACE Ltd. .................................        29,295           1,072,197
   Allmerica Financial Corp. ................         8,480             450,712
   Berkshire Hathaway, Inc.* ................           210             491,190
   CIGNA Corp. ..............................         9,400           1,030,898
   SAFECO Corp. .............................        10,200             221,850
   St. Paul Companies, Inc. .................        14,900             689,721
   UnumProvident Corp. ......................        21,500             562,655
   XL Capital Ltd., Class A .................        12,900             980,529
                                                                    -----------
                                                                      5,499,752
                                                                    -----------
MEDICAL SUPPLIES--1.9%
   Baxter International, Inc. ...............         7,400             681,466
   Smith & Nephew PLC .......................         5,400             254,340
                                                                    -----------
                                                                        935,806
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
OIL & GAS EXPLORATION--5.6%
   Burlington Resources, Inc. ...............         4,500         $   202,230
   CNOOC Ltd. - ADR* ........................         6,800             115,940
   El Paso Corporation ......................        15,564           1,094,149
   ENI S.p.A. ...............................         8,100             532,575
   Petroleo Brasileiro SA* ..................        16,200             462,186
   Transocean Sedco Forex Inc. ..............         6,700             322,471
                                                                    -----------
                                                                      2,729,551
                                                                    -----------
OIL SERVICES--6.2%
   Conoco, Inc., Class B ....................        16,863             485,654
   Exxon Mobil Corp. ........................        13,600           1,102,280
   Halliburton Co. ..........................         5,900             234,938
   Tosco Corp. ..............................         6,205             248,510
   USX-Marathon Group .......................        34,100             941,842
                                                                    -----------
                                                                      3,013,224
                                                                    -----------
PAPER & FORESTRY PRODUCTS--2.2%
   Abitibi-Consolidated, Inc. ...............        14,200             110,760
   International Paper Co. ..................        17,800             670,348
   Weyerhaeuser Co. .........................         5,500             295,570
                                                                    -----------
                                                                      1,076,678
                                                                    -----------
PHARMACEUTICALS--4.1%
   American Home Products Corp. .............         5,600             345,912
   Bristol-Myers Squibb Co. .................        10,600             672,146
   Johnson & Johnson ........................         7,700             749,441
   Schering-Plough Corp. ....................         5,900             237,475
                                                                    -----------
                                                                      2,004,974
                                                                    -----------
PRINTING SERVICES--1.0%
   Lexmark International, Inc.* .............         9,800             509,600
                                                                    -----------
PUBLISHING & INFORMATION SERVICES--6.5%
   Gannett Co., Inc. ........................         7,500             496,050
   Harcourt General, Inc. ...................        17,000             952,680
   New York Times Co. .......................        19,300             853,060
   Reader's Digest Association, Inc.,
     Class A ................................        27,000             866,430
                                                                    -----------
                                                                      3,168,220
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
REAL ESTATE--2.6%
   Archstone Communities Trust (REIT) .......         5,600         $   137,256
   Avalonbay Communities,
     Inc. (REIT) ............................         5,000             237,450
   Equity Office Properties Trust (REIT) ....         5,900             170,038
   Equity Residential Properties
     Trust (REIT) ...........................         4,400             229,240
   Trizec Hahn Corp. ........................        29,400             470,400
                                                                    -----------
                                                                      1,244,384
                                                                    -----------
RESTAURANTS--1.0%
   McDonald's Corp. .........................        16,400             482,160
                                                                    -----------
RETAIL TRADE--2.4%
   Lowe's Companies, Inc. ...................         9,900             553,212
   May Department Stores Co. ................         6,500             257,335
   Target Corp. .............................         8,900             347,100
                                                                    -----------
                                                                      1,157,647
                                                                    -----------
TELECOMMUNICATIONS & EQUIPMENT--9.0%
   3Com Corp.* ..............................        67,200             613,200
   ADC Telecommunications, Inc.* ............        16,500             183,563
   AT&T Corp. ...............................        30,877             710,171
   BellSouth Corp. ..........................        12,800             537,088
   SBC Communications, Inc. .................        25,575           1,219,928
   Sprint Corp. .............................        21,500             480,740
   Verizon Communications, Inc. .............        12,442             615,879
                                                                    -----------
                                                                      4,360,569
                                                                    -----------
TOBACCO--3.0%
   Loews Corp. ..............................         4,650             505,316
   UST, Inc. ................................        33,600             969,024
                                                                    -----------
                                                                      1,474,340
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $41,927,751) ...................                        46,929,782
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
SHORT-TERM INVESTMENT--5.5%
   Wilmington Fund Cash Sweep
     5.257% 03/01/01 ........................        $2,664         $ 2,664,306
                                                                    -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $2,664,306) ....................                         2,664,306
                                                                    -----------
TOTAL INVESTMENTS--102.0%
   (Cost $44,592,057) .......................                        49,594,088
                                                                    -----------

LIABILITIES IN EXCESS OF
   OTHER ASSETS--(2.0%) .....................                          (970,763)
                                                                    -----------
NET ASSETS--100.0% ..........................                       $48,623,325
                                                                    ===========
* Non-income producing.

ADR-- American Depository Receipt.

REIT-- Real Estate Investment Trust.

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------        ------------
COMMON STOCK--96.9%
AEROSPACE/DEFENSE--2.4%
   B.F. Goodrich Co. ........................        88,300        $  3,570,852
                                                                   ------------
AIR TRANSPORT--0.7%
   Continental Airlines, Inc.* ..............        23,600           1,056,100
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--2.6%
   Lear Corp.* ..............................        51,500           1,651,090
   Ryder Systems, Inc. ......................        48,500             995,220
   Visteon Corp. ............................        81,300           1,170,720
                                                                   ------------
                                                                      3,817,030
                                                                   ------------
BANKS & SAVINGS & LOANS--4.9%
   Associated Banc-Corp. ....................        44,000           1,531,750
   BancWest Corp. ...........................        72,500           1,882,100
   Golden State Bancorp, Inc. ...............        72,000           1,972,800
   North Fork Bancorp, Inc. .................        41,100           1,027,500
   SouthTrust Corp. .........................        17,200             727,775
                                                                   ------------
                                                                      7,141,925
                                                                   ------------
BUILDING PRODUCTS-AIR & HEATING--0.8%
   York International Corp. .................        35,000           1,120,000
                                                                   ------------
CHEMICALS--3.2%
   Ashland, Inc. ............................        44,400           1,723,164
   Cambrex Corp. ............................        33,600           1,401,456
   Hercules, Inc. ...........................       107,900           1,519,232
                                                                   ------------
                                                                      4,643,852
                                                                   ------------
COMMUNICATIONS & MEDIA--2.3%
   True North Communications, Inc. ..........        87,100           3,353,350
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES--6.0%
   Adaptec, Inc.* ...........................        72,300             790,781
   Apple Computer, Inc. .....................       142,700           2,604,275
   Autodesk, Inc. ...........................        20,800             793,000
   Compuware Corp.* .........................       126,700           1,306,594
   Diebold, Inc. ............................        78,000           2,164,500
   Parametric Technology Corp.* .............        80,600           1,072,988
                                                                   ------------
                                                                      8,732,138
                                                                   ------------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------        ------------
DIVERSIFIED--1.4%
   ITT Industries, Inc. .....................        33,100        $  1,342,205
   Vishay Intertechnology, Inc.* ............        39,200             703,248
                                                                   ------------
                                                                      2,045,453
                                                                   ------------
ELECTRIC UTILITIES--2.1%
   Nstar ....................................        38,900           1,581,285
   Pinnacle West Capital Corp. ..............        32,500           1,509,625
                                                                   ------------
                                                                      3,090,910
                                                                   ------------
ELECTRONICS--2.7%
   National Semiconductor Corp.* ............       128,100           2,615,802
   Sensormatic Electronics Corp. ............        64,500           1,412,550
                                                                   ------------
                                                                      4,028,352
                                                                   ------------
FINANCIAL SERVICES--10.5%
   A.G. Edwards, Inc. .......................        83,500           3,245,645
   Affiliated Managers Group, Inc.* .........        42,500           2,188,750
   Bear Stearns Co., Inc. ...................        42,600           2,222,868
   Countrywide Credit Industries, Inc. ......        19,200             849,216
   H&R Block, Inc. ..........................        59,900           2,953,070
   Legg Mason, Inc. .........................        25,900           1,239,056
   Waddell & Reed Financial, Inc. ...........        89,500           2,749,440
                                                                   ------------
                                                                     15,448,045
                                                                   ------------
FOOD & BEVERAGE--3.5%
   McCormick & Co., Inc. ....................        77,500           3,045,750
   Tyson Foods, Inc. ........................       159,100           2,006,251
                                                                   ------------
                                                                      5,052,001
                                                                   ------------
HEALTH CARE--4.0%
   Health Management Associates, Inc.,
     Class A* ...............................        49,300             852,890
   Oxford Health Plans, Inc.* ...............        68,700           2,271,393
   Trigon Healthcare, Inc.* .................        45,400           2,732,626
                                                                   ------------
                                                                      5,856,909
                                                                   ------------
HUMAN RESOURCES--1.5%
   Heidrick & Struggles
     International, Inc.* ...................        65,000           2,149,063
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------        ------------
INSURANCE--9.9%
   Allmerica Financial Corp. ................        13,500        $    717,525
   Fidelity National Financial, Inc. ........        43,100           1,334,376
   First American Financial Corp. ...........        63,500           1,930,400
   Liberty Financial Companies, Inc. ........        99,100           4,477,338
   PartnerRe Ltd. ...........................        51,200           2,703,872
   UnumProvident Corp. ......................       125,800           3,292,186
                                                                   ------------
                                                                     14,455,697
                                                                   ------------
MANUFACTURING--3.1%
   American Standard Co., Inc.* .............        65,000           3,680,950
   Viasystems Group, Inc.* ..................       134,400             795,648
                                                                   ------------
                                                                      4,476,598
                                                                   ------------
MEDICAL EQUIPMENT AND SUPPLIES--3.3%
   Apogent Technologies, Inc.* ..............        89,700           1,801,176
   Inamed Corp.* ............................        80,000           1,780,000
   Sybron Dental Specialties, Inc.* .........        62,666           1,231,387
                                                                   ------------
                                                                      4,812,563
                                                                   ------------
OIL & GAS EXPLORATION--5.8%
   Gulf Canada Resources Ltd. ...............       140,900             793,267
   Kerr-McGee Corp. .........................        38,400           2,482,176
   Ocean Energy, Inc. .......................        58,600           1,054,800
   Pioneer Natural Resources Co. ............        85,500           1,440,675
   Swift Energy Co.* ........................        83,100           2,675,820
                                                                   ------------
                                                                      8,446,738
                                                                   ------------
OIL FIELD MACHINERY & EQUIPMENT--0.6%
   Grant Prideco Inc.* ......................        49,900             911,673
                                                                   ------------
PACKAGING & CONTAINERS--3.7%
   Pactiv Corp.* ............................       261,600           3,518,520
   Sealed Air Corp.* ........................        47,900           1,875,285
                                                                   ------------
                                                                      5,393,805
                                                                   ------------
PAPER & FORESTRY PRODUCTS--2.9%
   Abitibi-Consolidated, Inc. ...............       171,600           1,338,480
   Mead Corp. ...............................        47,300           1,295,547
   Temple-Inland, Inc. ......................        34,500           1,641,855
                                                                   ------------
                                                                      4,275,882
                                                                   ------------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------        ------------
PUBLISHING & INFORMATION SERVICES--2.7%
   Reader's Digest Association, Inc.
     (The), Class A .........................        71,500        $  2,294,435
   Valassis Communications, Inc. ............        56,900           1,720,087
                                                                   ------------
                                                                      4,014,522
                                                                   ------------
REAL ESTATE--2.3%
   Trizec Hahn Corp. ........................       212,800           3,404,800
                                                                   ------------
RETAIL--5.1%
   Abercrombie & Fitch Co.,
     Class A* ...............................        53,500           1,517,260
   AnnTaylor Stores Corp.* ..................        38,600             997,038
   J. C. Penney Co., Inc. ...................        54,400             880,192
   Ross Stores, Inc. ........................        96,400           2,024,400
   Venator Group, Inc. ......................       179,100           1,971,891
                                                                   ------------
                                                                      7,390,781
                                                                   ------------
STEEL--1.0%
   USX-U.S. Steel Group .....................        92,600           1,411,224
                                                                   ------------
TELECOMMUNICATIONS & EQUIPMENT--3.6%
   3Com Corp.* ..............................        26,400             240,900
   Avaya Inc.* ..............................       107,700           1,507,800
   Harris Corp. .............................       138,000           3,465,180
                                                                   ------------
                                                                      5,213,880
                                                                   ------------
TEXTILES & APPAREL--0.5%
   Tommy Hilfiger Corp.* ....................        52,500             798,000
                                                                   ------------
TOYS--0.6%
   Mattel, Inc. .............................        53,800             912,448
                                                                   ------------
TRAVEL SERVICES--2.7%
   Canadian Pacific Ltd. ....................        90,400           3,380,960
   Royal Caribbean Cruises Ltd. .............        21,200             598,900
                                                                   ------------
                                                                      3,979,860
                                                                   ------------
WHOLESALE-WAREHOUSE--0.5%
   BJ's Wholesale Club, Inc.* ...............        15,922             724,610
                                                                   ------------
     TOTAL COMMON STOCK
       (Cost $138,347,857) ..................                       141,729,061
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                     PAR
                                                    (000)              VALUE
                                                  ---------        ------------
SHORT TERM INVESTMENT--1.5%
   Wimington Fund Cash Sweep
     5.257% 03/01/01 ........................    $    2,126        $  2,126,095
                                                                   ------------
     TOTAL SHORT TERM INVESTMENT
       (Cost $2,126,095) ....................                         2,126,095
                                                                   ------------
TOTAL INVESTMENTS--98.4%
   (Cost $140,473,952) ......................                       143,855,156
                                                                   ------------

OTHER ASSETS IN EXCESS
   OF LIABILITIES--1.6% .....................                         2,351,490
                                                                   ------------
NET ASSETS--100.0% ..........................                      $146,206,646
                                                                   ============
----------
* Non-income producing.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
COMMON STOCK--92.5%
AEROSPACE/DEFENSE--1.0%
   DONCASTERS PLC ADR* ......................         4,600         $   101,200
   Herley Industries, Inc.* .................         3,700              54,575
                                                                    -----------
                                                                        155,775
                                                                    -----------
AGRICULTURE--0.5%
   Agribrands International, Inc.* ..........         1,500              80,655
                                                                    -----------
AUTOMOTIVE--2.4%
   Coachmen Industries, Inc. ................        15,600             174,720
   Dollar Thrifty Automotive
     Group, Inc.* ...........................         6,000             119,700
   Monaco Coach Corp.* ......................         2,300              46,046
   National R.V. Holdings, Inc.* ............         3,500              37,625
                                                                    -----------
                                                                        378,091
                                                                    -----------
BANKS & SAVINGS & LOANS--1.8%
   Flagstar Bancorp, Inc. ...................         3,200              72,600
   IndyMac Bancorp, Inc.* ...................         5,100             134,691
   Local Financial Corp.* ...................         2,800              35,000
   Northrim Bank ............................         4,100              47,919
                                                                    -----------
                                                                        290,210
                                                                    -----------
BROKERAGE SERVICES--1.1%
   CSFBdirect* ..............................        23,900              81,260
   Wit Soundview Group, Inc.* ...............        28,800              85,500
                                                                    -----------
                                                                        166,760
                                                                    -----------
BUSINESS & PUBLIC SERVICES--6.1%
   AHL Services, Inc.* ......................         4,200              37,012
   American Management
     Systems, Inc.* .........................         4,600             101,775
   Modis Professional
     Services, Inc.* ........................        42,400             259,912
   National Processing, Inc.* ...............         8,800             158,400
   Staff Leasing, Inc.* .....................        10,200              33,150
   Ventiv Health, Inc.* .....................         6,500             105,219
   Wackenhut Corp., Class A* ................        16,000             171,520
   Wackenhut Corrections Corp.* .............         9,200              86,112
                                                                    -----------
                                                                        953,100
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
CABLE--0.4%
   Liberty Corp. ............................         1,600         $    60,736
                                                                    -----------
CHEMICALS--0.3%
   ChemFirst, Inc. ..........................         1,900              47,500
                                                                    -----------
COMPUTERS, SOFTWARE & SERVICES--5.2%
   CACI International, Inc.* ................         5,600             152,600
   CompuCom Systems Inc.* ...................        31,800              77,512
   Network Associates, Inc.* ................        22,700             146,841
   PC-Tel, Inc.* ............................         6,300              57,094
   Quantum Corp.-Hard Disk Drive* ...........         9,800             102,900
   Recoton Corp.* ...........................        14,100             162,150
   Robotic Vision Systems, Inc.* ............        18,200              50,050
   Structural Dynamics
     Research Corp.* ........................         5,800              76,850
                                                                    -----------
                                                                        825,997
                                                                    -----------
CONSTRUCTION & BUILDING MATERIALS--2.4%
   Butler Manufacturing Co. .................         3,700              97,014
   Dal-Tile International, Inc.* ............         8,400             134,400
   Granite Construction, Inc. ...............         4,600             152,260
                                                                    -----------
                                                                        383,674
                                                                    -----------
CONSTRUCTION & HOUSING--0.5%
   Modtech Holdings Inc.* ...................         6,100              41,937
   Palm Harbor Homes, Inc.* .................         2,300              42,550
                                                                    -----------
                                                                         84,487
                                                                    -----------
CONSULTING SERVICES--6.1%
   Charles River Associates, Inc.* ..........         9,100              72,800
   FTI Consulting, Inc.* ....................         9,100             104,650
   Navigant Consulting, Inc.* ...............       100,800             584,640
   Right Management
     Consultants, Inc.* .....................         8,600             203,175
                                                                    -----------
                                                                        965,265
                                                                    -----------
CONSUMER PRODUCTS & SERVICES--3.6%
   Ogden Corp.* .............................         7,900             128,217
   Pittston Brink's Group ...................         4,000              79,400
   Silgan Holdings, Inc.* ...................         8,600              98,362

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
CONSUMER PRODUCTS & SERVICES--(CONTINUED)
   Stewart Enterprises, Inc. ................        42,300         $   141,441
   Sykes Enterprises, Inc.* .................        26,400             121,275
                                                                    -----------
                                                                        568,695
                                                                    -----------
DATA PROCESSING & REPRODUCTION--0.7%
   Global Payments, Inc. (W I)* .............         5,400             102,600
                                                                    -----------
DISTRIBUTION--2.0%
   Daisytek International Corp.* ............        17,400             156,328
   Owens & Minor, Inc. ......................        10,200             152,592
                                                                    -----------
                                                                        308,920
                                                                    -----------
ELECTRIC UTILITIES--0.8%
   El Paso Electric Co. .....................         9,300             118,575
                                                                    -----------
ELECTRONICS--1.7%
   Entegris, Inc.* ..........................         7,900              62,706
   Integrated Electrical Services* ..........        14,800              89,392
   Kent Electronics Corp.* ..................         4,200              67,200
   Pioneer-Standard Electronics, Inc. .......         4,200              51,450
                                                                    -----------
                                                                        270,748
                                                                    -----------
ENTERTAINMENT--0.7%
   Topps Co., Inc.* .........................        10,500             102,375
                                                                    -----------
FINANCIAL SERVICES--4.6%
   Advanta Corp., Class B ...................        14,800             179,450
   BKF Capital Group, Inc. ..................         5,600             128,800
   Brookline Bancorp, Inc.* .................         2,700              37,800
   Federal Agricultural
     Mortgage Corp.* ........................         5,500             142,945
   John Nuveen Co. ..........................         1,400              76,510
   MicroFinancial, Inc. .....................         5,100              65,790
   Student Loan Corp. .......................         1,400              88,886
                                                                    -----------
                                                                        720,181
                                                                    -----------
FOOD & BEVERAGE--0.6%
   Dole Food Co., Inc. ......................         4,200              69,300
   M&F Worldwide Corp.* .....................         7,300              31,755
                                                                    -----------
                                                                        101,055
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
HEALTHCARE--3.0%
   AdvancePCS* ..............................         5,300         $   235,187
   Nature's Sunshine Products, Inc. .........         6,900              52,612
   National Dentex Corp.* ...................         1,400              28,087
   Renal Care Group, Inc.* ..................         3,900             103,106
   Sunquest Information
     Systems, Inc.* .........................         4,600              54,338
                                                                    -----------
                                                                        473,330
                                                                    -----------
INSURANCE--12.9%
   Amerus Group Company .....................         4,200             122,850
   Annuity and Life Re
     (Holdings) Ltd. ........................         9,500             267,188
   Arch Capital Group Ltd.* .................         4,800              76,800
   CNA Surety Corp. .........................         9,500             126,445
   Hilb, Rogal & Hamilton Co. ...............         6,000             229,500
   Insurance Auto Auctions, Inc.* ...........         4,400              58,850
   IPC Holdings Ltd.* .......................         8,400             196,875
   LandAmerica Financial Group, Inc. ........         4,200             150,780
   MIIX Group, Inc. (The) ...................         4,600              34,270
   Mutual Risk Management Ltd. ..............        19,200             217,920
   NYMAGIC, Inc. ............................         2,800              51,520
   Penn-America Group, Inc. .................         4,600              42,780
   PXRE Group Ltd. ..........................         8,300             142,179
   Scottish Annuity & Life
     Holdings, Ltd. .........................         9,100             147,875
   W.R. Berkley Corp. .......................         4,000             170,750
                                                                    -----------
                                                                      2,036,582
                                                                    -----------
MACHINERY & ENGINEERING--0.4%
   Lindsay Manufacturing Co. ................         2,800              58,660
                                                                    -----------
MANUFACTURING--4.3%
   CLARCOR, Inc. ............................         2,800              68,600
   Exponent, Inc.* ..........................         5,100              58,650
   LSI Industries, Inc. .....................         3,700              74,694
   Quixote Corp. ............................         6,100             139,538
   Tommy Hilfiger Corp.* ....................        12,100             183,920
   Toro Co. (The) ...........................         3,300             146,520
                                                                    -----------
                                                                        671,922
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
MEDICAL SUPPLIES--2.5%
   Scott Technologies,Inc.* .................         2,500         $    56,875
   Sola International, Inc.* ................        25,000             230,000
   The Cooper Companies, Inc. ...............         2,600             106,340
                                                                    -----------
                                                                        393,215
                                                                    -----------
METALS & MINING--0.3%
   Allegheny Technologies, Inc. .............         3,000              53,160
                                                                    -----------
OIL & GAS EXPLORATION--3.2%
   Canadian 88 Energy Corp.* ................        23,000              44,850
   Exco Resources ...........................         2,600              43,225
   Gulf Indonesia Resources Ltd. ............        12,000             113,880
   Midcoast Energy Resources, Inc. ..........         3,500              84,875
   Parker Drilling Co. ......................        13,100              80,565
   Swift Energy Co.* ........................         4,200             135,240
                                                                    -----------
                                                                        502,635
                                                                    -----------
OIL SERVICES--2.0%
   Evergreen Resources, Inc.* ...............         4,400             138,820
   Frontier Oil Corp.* ......................        12,100             104,060
   Tesoro Petroleum Corp.* ..................         6,100              77,104
                                                                    -----------
                                                                        319,984
                                                                    -----------
PACKAGING & CONTAINERS--1.3%
   Ivex Packaging Corp.* ....................         6,000              78,000
   Tupperware Corp. .........................         5,600             132,160
                                                                    -----------
                                                                        210,160
                                                                    -----------
PHARMACEUTICALS--0.5%
   Perrigo Co.* .............................         7,400              74,925
                                                                    -----------
PUBLISHING & INFORMATION SERVICES--1.9%
   Pulitzer, Inc. ...........................         2,300             118,680
   R.H. Donnelley Corp.* ....................         5,100             139,740
   Value Line, Inc. .........................           900              36,900
                                                                    -----------
                                                                        295,320
                                                                    -----------
REAL ESTATE--5.1%
   Capital Automotive REIT ..................         5,500              78,031
   Cavalier Homes, Inc.* ....................        34,700              60,725
   Insignia Financial Group, Inc.* ..........        14,000             182,700

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
REAL ESTATE--(CONTINUED)
   Jones Lang Lasalle, Inc.* ................         4,600         $    64,860
   LNR Property Corp. .......................         5,600             157,360
   Redwood Trust, Inc. ......................         6,300             120,834
   Trammell Crow Co.* .......................        11,600             143,260
                                                                    -----------
                                                                        807,770
                                                                    -----------
RETAIL--4.9%
   Barnes & Noble, Inc.* ....................         6,500             175,500
   Finish Line, Inc. (The), Class A* ........         8,700              60,356
   InterTAN, Inc.* ..........................         5,500              68,750
   J. Jill Group, Inc.* .....................        10,200             184,875
   School Specialty, Inc.* ..................         4,000              88,250
   Wilsons, The Leather
     Experts, Inc.* .........................        11,400             200,213
                                                                    -----------
                                                                        777,944
                                                                    -----------
TELECOMMUNICATIONS--1.3%
   Belden, Inc. .............................         5,500             135,740
   MasTec, Inc.* ............................         4,700              70,406
                                                                    -----------
                                                                        206,146
                                                                    -----------
TOBACCO--3.1%
   Dimon Inc. ...............................        30,900             270,684
   Standard Commercial Corp. ................         8,600             104,060
   Universal Corp. ..........................         2,800             105,728
                                                                    -----------
                                                                        480,472
                                                                    -----------
TOYS--1.1%
   JAKKS Pacific, Inc.* .....................        13,200             170,775
                                                                    -----------
TRANSPORTATION--1.8%
   Fritz Companies, Inc.* ...................         3,900              43,631
   Knightsbridge Tankers Ltd. ...............         1,900              42,275
   Landstar System, Inc.* ...................         1,400              93,188
   XTRA Corp.* ..............................         2,125             101,384
                                                                    -----------
                                                                        280,478
                                                                    -----------
WATER UTILITIES--0.4%
   Azurix Corp.* ............................         8,100              67,716
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $13,803,191) ...................                        14,566,593
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                     PAR
                                                    (000)             VALUE
                                                  ---------         -----------

SHORT-TERM INVESTMENT--15.0%
   Wilmington Fund Cash Sweep
     5.257% 03/01/01 ........................     $   2,361         $ 2,360,736
                                                                    -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $2,360,736) ....................                         2,360,736
                                                                    -----------
TOTAL INVESTMENTS--107.5%
   (Cost $16,163,927) .......................                        16,927,329
                                                                    -----------

LIABILITIES IN EXCESS OF
   OTHER ASSETS--(7.5%) .....................                        (1,186,449)
                                                                    -----------
NET ASSETS--100.0% ..........................                       $15,740,880
                                                                    ===========

----------
* Non-income producing.

ADR -- American Depository Receipt.

REIT -- Real Estate Investment Trust.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
LONG POSITIONS--115.5%
DOMESTIC COMMON STOCK--87.2%
AEROSPACE/DEFENSE--2.8%
   Ducommun, Inc. ...........................         3,500         $    44,450
   Fairchild Corp. (The) ....................         3,100              18,600
   Gencorp, Inc. ............................         3,300              39,600
                                                                    -----------
                                                                        102,650
                                                                    -----------
AGRICULTURE--1.1%
   Pilgrim's Pride Corp. ....................         3,800              38,836
                                                                    -----------
AUTOMOTIVE--0.5%
   Anc Rental Corp.* ........................         6,200              18,988
                                                                    -----------
BANKS & SAVINGS & LOANS--2.9%
   Bay View Capital Corp. ...................         4,700              29,610
   Coastal Bancorp, Inc. ....................           400              10,450
   Iberiabank Corp. .........................         1,300              32,500
   Local Financial Corp.* ...................         1,200              15,000
   Unionbancorp, Inc. .......................         1,600              19,300
                                                                    -----------
                                                                        106,860
                                                                    -----------
BROADCASTING & PUBLISHING--3.0%
   Fisher Companies, Inc. ...................           100               5,900
   Gray Communications
     Systems, Inc. ..........................         2,000              36,100
   Liberty Corp. ............................           800              30,368
   Lynch Interactive Corp.* .................           800              37,400
   Sunshine Pcs Corp.* ......................           600
                                                                    -----------
                                                                        109,768
                                                                    -----------
BURGLARY, FIRE, & MEDICAL ALARM SYSTEMS--0.5%
   The Wackenhut Corp., Class A .............         1,100              18,260
                                                                    -----------
BUSINESS & PUBLIC SERVICES--4.1%
   Interep National Radio
     Sales, Inc.* ...........................        10,600              55,650
   Kroll-O'Gara Co.* ........................        10,200              56,738
   Ventiv Health, Inc.* .....................         2,200              35,613
                                                                    -----------
                                                                        148,001
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
CHEMICALS--4.0%
   Arch Chemicals, Inc. .....................         1,400         $    27,930
   ChemFirst, Inc. ..........................         1,100              27,500
   Methanex Corp.* ..........................         4,800              30,000
   Tetra Technologies, Inc.* ................         3,000              62,100
                                                                    -----------
                                                                        147,530
                                                                    -----------
COMPUTERS, SOFTWARE & SERVICES--9.2%
   Adaptec, Inc.* ...........................         2,100              22,969
   BMC Software, Inc.* ......................         1,000              30,125
   Borland Software Corp.* ..................         3,700              29,831
   Computer Network
     Technology Corp.* ......................         2,400              29,550
   Compuware Corp.* .........................         2,700              27,844
   Intel Corp. ..............................           800              22,850
   Metasolv Software, Inc.* .................         4,700              79,900
   Micron Electronics* ......................         6,100              22,303
   Network Associates, Inc.* ................         3,700              23,934
   PC-Tel, Inc.* ............................         1,300              11,781
   Virage Logic Corp.* ......................         2,400              36,300
                                                                    -----------
                                                                        337,387
                                                                    -----------
CONSTRUCTION & BUILDING MATERIALS--1.1%
   Willbros Group, Inc.* ....................         4,300              39,517
                                                                    -----------
CONSUMER DURABLES--1.4%
   Gaylord Containers Corp.,
     Class A* ...............................        43,100              49,996
                                                                    -----------
CONSUMER PRODUCTS & SERVICES--0.9%
   Insignia Financial Group, Inc.* ..........         2,500              32,625
                                                                    -----------
DATA PROCESSING & REPRODUCTION--0.3%
   Efunds Corp.* ............................           685              10,446
                                                                    -----------
DIVERSIFIED--2.3%
   ITT Industries, Inc. .....................           700              28,385
   Ogden Corp. ..............................         1,400              22,722
   Pittston Brink's Group ...................         1,700              33,745
                                                                    -----------
                                                                         84,852
                                                                    -----------
ELECTRIC UTILITIES--1.3%
   Sierra Pacific Resources .................         3,500              48,510
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
ELECTRONIC COMP. & INSTRUMENTS--6.6%
   EDO Corp. ................................         3,400         $    31,620
   Fiberstars, Inc.* ........................         2,900              19,575
   Hubbell, Inc., Class B ...................         1,000              27,950
   Input/Output, Inc.* ......................         2,700              28,431
   National Semiconductor Corp.* ............         1,100              22,462
   Parker Hannifin Corp. ....................         1,200              51,636
   PCD, Inc.* ...............................         2,100              13,781
   Rockwell International Corp. .............           400              18,384
   Vishay Intertechnology, Inc.* ............         1,500              26,910
                                                                    -----------
                                                                        240,749
                                                                    -----------
ENERGY EQUIPMENT & SERVICES--0.3%
   Rentech, Inc.* ...........................         9,800              12,250
                                                                    -----------
ENGINEERING--0.7%
   Exponent, Inc.* ..........................         2,300              26,450
                                                                    -----------
FINANCIAL SERVICES--3.3%
   HF Financial Corp. .......................         1,700              18,700
   Scottish Annuity & Life
     Holdings, Ltd. .........................         2,700              43,875
   Tremont Advisers, Inc.* ..................         4,900              58,188
                                                                    -----------
                                                                        120,763
                                                                    -----------
FOOD & BEVERAGE--0.5%
   Tyson Foods, Inc. ........................         1,400              17,654
                                                                    -----------
HEALTH & PERSONAL CARE--0.6%
   NBTY, Inc.* ..............................         3,000              20,906
                                                                    -----------
HEALTHCARE--1.4%
   Health Management Associates,
     Inc., Class A* .........................         1,300              22,490
   Manor Care, Inc.* ........................         1,100              26,829
                                                                    -----------
                                                                         49,319
                                                                    -----------
HOTELS AND MOTELS--0.6%
   Meristar Hotels & Resorts, Inc.* .........        11,900              23,086
                                                                    -----------
INDUSTRIAL GOODS & MATERIALS--0.9%
   Scott Technologies, Inc., Class B ........         1,400              31,850
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
INSURANCE--1.7%
   UICI* ....................................         3,400         $    27,880
   W.R. Berkley Corp. .......................           800              34,150
                                                                    -----------
                                                                         62,030
                                                                    -----------
MANUFACTURING--2.0%
   M&F Worldwide Corp.* .....................         4,000              17,400
   Phelps Dodge Corp. .......................           500              23,000
   York International Corp. .................         1,000              32,000
                                                                    -----------
                                                                         72,400
                                                                    -----------
MEDICAL EQUIPMENT--1.3%
   Vidamed, Inc.* ...........................        12,000              47,250
                                                                    -----------
METALS & MINING--4.2%
   Hawk Corp.* ..............................         1,600              10,880
   Ladish Co., Inc.* ........................         3,100              38,363
   Titanium Metals Corp. ....................         5,200              44,252
   USX-US Steel Group .......................         3,900              59,436
                                                                    -----------
                                                                        152,931
                                                                    -----------
OIL & GAS EXPLORATION--10.6%
   Chesapeake Energy Corp. ..................         9,000              82,080
   Encal Energy Ltd.* .......................         7,400              57,128
   Esenjay Exploration ......................         7,400              35,150
   Exco Resources, Inc.* ....................         1,900              31,588
   Friede Goldman Halter, Inc.* .............         8,000              21,680
   Parker Drilling Co. ......................         5,300              32,595
   Pioneer Natural Resources Co. ............         5,000              84,250
   Swift Energy Co.* ........................         1,300              41,860
                                                                    -----------
                                                                        386,331
                                                                    -----------
OIL SERVICES--0.8%
   Lufkin Industries, Inc. ..................           600              13,003
   Mitcham Industries, Inc.* ................         3,400              17,425
                                                                    -----------
                                                                         30,428
                                                                    -----------
PACKAGING & CONTAINERS--0.5%
   Ivex Packaging Corp.* ....................         1,400              18,200
                                                                    -----------
PAPER & FORESTRY PRODUCTS--0.7%
   Abitibi-Consolidated, Inc. ...............         3,100              24,180
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
PHARMACEUTICALS--2.7%
   Caremark Rx, Inc.* .......................         3,100         $    43,400
   Rite Aid Corp. ...........................        10,300              53,766
                                                                    -----------
                                                                         97,166
                                                                    -----------
PUBLISHING & INFORMATION SERVICES--1.1%
   Pulitzer, Inc. ...........................           400              20,640
   Value Line, Inc. .........................           500              20,500
                                                                    -----------
                                                                         41,140
                                                                    -----------
REAL ESTATE--1.9%
   Anthracite Capital, Inc. .................         3,900              36,660
   FBR Asset Investment Corp. ...............         1,500              31,313
                                                                    -----------
                                                                         67,973
                                                                    -----------
RETAIL TRADE--1.8%
   BJ's Wholesale Club, Inc.* ...............           700              31,857
   Steven Madden Ltd.* ......................         2,400              32,700
                                                                    -----------
                                                                         64,557
                                                                    -----------
STEEL--0.9%
   Maverick Tube Corp.* .....................         1,600              32,480
                                                                    -----------
TELECOMMUNICATIONS & EQUIPMENT--1.6%
   ADC Telecommunications, Inc.* ............         2,600              28,925
   Avaya Inc.* ..............................         2,000              28,000
                                                                    -----------
                                                                         56,925
                                                                    -----------
TOYS--0.8%
   Hasbro, Inc. .............................         2,300              28,244
                                                                    -----------
TRANSPORTATION--2.1%
   OMI Corp.* ...............................         6,100              44,895
   Ryder Systems, Inc. ......................         1,500              30,764
                                                                    -----------
                                                                         75,659
                                                                    -----------
TRAVEL SERVICES--2.2%
   Carnival Corp. ...........................         1,400              46,676
   P & O Princess Cruises, PLC ..............         1,600              34,080
                                                                    -----------
                                                                         80,756
                                                                    -----------
     TOTAL DOMESTIC COMMON STOCK
       (Cost $3,000,331) ....................                         3,175,903
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
FOREIGN COMMON STOCKS--0.4%
CANADA--0.4%
OIL & GAS EXPLORATION--0.4%
   Antrim Energy Warrants*
     C$1.50** 11/30/01 ......................           833         $        54
   Antrim Energy, Inc.* .....................        21,666              16,277
                                                                    -----------
     TOTAL FOREIGN COMMON STOCKS
       (Cost $18,736) .......................                            16,331
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $3,019,067) ....................                         3,192,234
                                                                    -----------
                                                     PAR
                                                    (000)
                                                  ---------
U.S. TREASURY BOND--13.7%
   U.S. Treasury Notes
     4.875% 03/31/01 ........................          $500             499,844
                                                                    -----------
     TOTAL U.S. TREASURY BOND
       (Cost $499,773) ......................                           499,844
                                                                    -----------
SHORT-TERM INVESTMENT--14.2%
   Wilmington Fund Cash Sweep
     5.257% 03/01/01 ........................           516             515,544
                                                                    -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $515,544) ......................                           515,544
                                                                    -----------
     TOTAL LONGPOSITIONS--115.5%
       (Cost $4,034,384) ....................                         4,207,622
                                                                    -----------
                                                   NUMBER
                                                  OF SHARES
                                                  ---------
SECURITIES SOLD SHORT--(75.0%)
ADVERTISING--(0.7%)
   Getty Images, Inc.* ......................        (1,000)            (25,125)
                                                                    -----------
AEROSPACE/DEFENSE--(2.0%)
   Curtiss-Wright Corp. .....................          (500)            (23,950)
   SPACEHAB, Inc.* ..........................          (700)             (1,903)
   US Airways Group, Inc. ...................        (1,100)            (45,430)
                                                                    -----------
                                                                        (71,283)
                                                                    -----------
AUTOMOTIVE PARTS & EQUIPMENT--(0.7%)
   Dana Corp. ...............................        (1,400)            (23,702)
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
BUILDING & BUILDING MATERIALS--(3.2%)
   ABM Industries, Inc. .....................          (600)        $   (19,380)
   Fastenal Co. .............................          (700)            (42,000)
   KB Home ..................................          (900)            (25,155)
   Washington Group
     International, Inc.* ...................        (3,400)            (31,552)
                                                                    -----------
                                                                       (118,087)
                                                                    -----------
BUSINESS & PUBLIC SERVICES--(2.0%)
   Gaiam, Inc.* .............................        (1,000)            (12,625)
   Labor Ready, Inc.* .......................          (500)             (2,000)
   Omnicom Group, Inc. ......................          (500)            (45,345)
   Teletech Holdings* .......................          (800)            (12,400)
                                                                    -----------
                                                                        (72,370)
                                                                    -----------
CELLULAR/WIRELESS--(0.7%)
   Winstar Communications, Inc.* ............        (2,100)            (26,513)
                                                                    -----------
CHEMICALS--(1.4%)
   Albemarle Corp. ..........................          (900)            (21,465)
   Cabot Microelectronics Corp.* ............          (300)            (18,169)
   Eco Soil Systems, Inc.* ..................        (1,000)               (781)
   Ferro Corp. ..............................          (400)             (9,396)
                                                                    -----------
                                                                        (49,811)
                                                                    -----------
COMPUTERS, SOFTWARE & SERVICES--(6.2%)
   Affiliated Computer Services, Inc.* ......          (500)            (31,445)
   Answerthink, Inc.* .......................        (1,100)             (7,356)
   Artificial Life, Inc.* ...................        (1,900)             (3,800)
   Auspex Systems, Inc.* ....................        (1,300)             (6,256)
   Cais Internet, Inc.* .....................        (1,400)             (1,531)
   Centillium Communications, Inc.* .........          (500)            (14,437)
   Concurrent Computer Corp.* ...............          (900)             (4,725)
   ConSyGen, Inc.* ..........................          (200)                (28)
   Creo Products, Inc.* .....................          (500)             (9,844)
   Eclipsys Corp.* ..........................          (700)            (14,788)
   Infocus Corp.* ...........................        (1,800)            (36,563)
   Infosys Technologies Ltd. ................          (400)            (36,800)
   Interliant, Inc.* ........................          (600)             (1,763)
   Interwoven, Inc.* ........................          (500)             (8,281)
   Lifeminders, Inc.* .......................          (400)               (800)
   Mapinfo Corp.* ...........................          (100)             (2,781)
   Netscout Systems, Inc.* ..................        (1,800)            (13,050)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
COMPUTERS, SOFTWARE & SERVICES--(CONTINUED)
   Nvidia Corp.* ............................          (100)        $    (4,469)
   Selectica, Inc.* .........................          (100)               (822)
   Support.com, Inc.* .......................          (500)             (4,922)
   Vitech America, Inc.* ....................          (100)               (353)
   Xircom, Inc.* ............................          (900)            (22,106)
                                                                    -----------
                                                                       (226,920)
                                                                    -----------
CONSUMER DURABLES--(0.3%)
   AEP Industries, Inc. .....................          (300)            (12,525)
                                                                    -----------
CONSUMER PRODUCTS & SERVICES--(2.7%)
   Blyth Industries, Inc. ...................          (700)            (16,352)
   Eastman Kodak Co. ........................        (1,100)            (49,500)
   MemberWorks, Inc.* .......................          (300)             (7,763)
   Yankee Candle Co., Inc.* .................        (1,800)            (24,030)
                                                                    -----------
                                                                        (97,645)
                                                                    -----------
DISTRIBUTION--(0.9%)
   Oakley, Inc.* ............................        (1,900)            (31,920)
                                                                    -----------
DIVERSIFIED--(0.4%)
   Roper Industries, Inc. ...................          (400)            (15,512)
                                                                    -----------
ELECTRONIC COMP. & INSTRUMENTS--(7.6%)
   Applied Micro Circuits Corp.* ............          (700)            (18,725)
   Axt, Inc.* ...............................          (100)             (2,256)
   Epcos AG* ................................          (400)            (25,620)
   Flextronics International Ltd.* ..........          (100)             (2,650)
   Gentex Corp.* ............................        (1,100)            (27,569)
   International Rectifier Corp.* ...........          (900)            (29,700)
   Jabil Circuit Inc.* ......................          (100)             (2,248)
   Lernout & Hauspie Speech
     Products* ..............................          (300)               (783)
   Molecular Devices Corp.* .................          (300)            (20,156)
   Molex, Inc. ..............................          (400)            (14,525)
   Scansource, Inc.* ........................          (800)            (31,888)
   Signal Technology Corp.* .................          (400)             (3,300)
   Symbol Technologies, Inc. ................        (1,700)            (78,795)
   Universal Display Corp.* .................        (1,000)             (9,375)
   Vicor Corp.* .............................          (400)             (8,600)
                                                                    -----------
                                                                       (276,190)
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
ENERGY--(2.1%)
   Dynegy, Inc. .............................          (500)        $   (23,500)
   Mirant Corp.* ............................        (1,100)            (27,500)
   NRG Energy, Inc.* ........................        (1,000)            (27,700)
                                                                    -----------
                                                                        (78,700)
                                                                    -----------
ENTERTAINMENT--(0.5%)
   4Kids Entertainment, Inc.* ...............        (1,500)            (20,220)
                                                                    -----------
FINANCIAL SERVICES--(5.1%)
   A.B. Watley Group, Inc.* .................        (1,900)            (12,112)
   Americredit Corp.* .......................          (400)            (13,672)
   Ameritrade Holding Corp.* ................        (1,400)            (11,462)
   ASTA Funding, Inc.* ......................        (1,200)             (7,013)
   Bank of New York Company,
     Inc., (The) ............................          (600)            (31,068)
   Compucredit Corp.* .......................        (3,400)            (30,175)
   E-LOAN, Inc.* ............................          (400)               (563)
   Greater Bay Bancorp ......................          (600)            (20,025)
   MBNA Corp. ...............................          (900)            (29,592)
   Newtek Capital, Inc.* ....................          (800)             (2,880)
   Nextcard, Inc.* ..........................        (2,700)            (25,313)
   Siebert Financial Corp. ..................          (300)             (1,575)
   Stockwalk Group, Inc.* ...................          (600)             (1,566)
                                                                    -----------
                                                                       (187,016)
                                                                    -----------
FOOD & BEVERAGE--(4.2%)
   Dreyer's Grand Ice Cream, Inc. ...........          (800)            (24,050)
   Glacier Water Services, Inc.* ............          (300)             (2,798)
   Hain Celestial Group, Inc.* ..............          (800)            (24,800)
   Michael Foods, Inc. ......................          (500)            (14,719)
   Robert Mondavi Corp., (The)* .............          (700)            (34,038)
   Spigadoro, Inc.* .........................          (600)               (498)
   United Natural Foods, Inc.* ..............          (600)             (7,650)
   Wm. Wrigley Jr. Co. ......................          (250)            (23,280)
   Winn-Dixie Stores, Inc. ..................          (900)            (22,986)
                                                                    -----------
                                                                       (154,819)
                                                                    -----------
HEALTH & PERSONAL CARE--(0.3%)
   Elizabeth Arden, Inc.* ...................          (800)            (11,150)
                                                                    -----------
HEALTHCARE--(0.5%)
   Sunrise Assisted Living, Inc.* ...........          (700)            (16,625)
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
HOUSEHOLD PRODUCTS--(0.6%)
   Oneida Ltd. ..............................        (1,300)        $   (22,100)
                                                                    -----------
INTERNET--(1.0%)
   Alloy Online, Inc.* ......................        (2,400)            (29,400)
   Autobytel.com, Inc.* .....................          (300)               (666)
   Autoweb.com, Inc.* .......................          (400)               (138)
   Internet America, Inc.* ..................          (700)               (591)
   LivePerson, Inc.* ........................        (1,100)             (1,616)
   netGuru, Inc.* ...........................          (300)             (1,106)
   quepasa.com, Inc.* .......................          (800)               (100)
   Sunhawk.com Corp.* .......................          (400)             (1,738)
                                                                    -----------
                                                                        (35,355)
                                                                    -----------
MACHINERY & ENGINEERING--(1.4%)
   Graco, Inc. ..............................          (650)            (17,420)
   JLG Industries, Inc. .....................        (1,700)            (22,100)
   Johnson Controls, Inc. ...................          (200)            (13,296)
                                                                    -----------
                                                                        (52,816)
                                                                    -----------
MANUFACTURING--(0.4%)
   American Woodmark Corp. ..................          (700)            (13,738)
                                                                    -----------
MEDICAL EQUIPMENT--(4.6%)
   Abaxis, Inc.* ............................        (2,900)            (14,863)
   Affymetrix, Inc.* ........................          (200)            (11,459)
   Endocare, Inc.* ..........................        (1,500)            (18,000)
   Hycor Biomedical, Inc.* ..................        (1,000)             (7,437)
   Novoste Corp.* ...........................          (800)            (26,800)
   Physiometrix, Inc.* ......................        (1,100)             (9,625)
   ResMed, Inc.* ............................          (900)            (40,464)
   Schick Technologies, Inc.* ...............          (300)               (270)
   Stryker Corp. ............................          (300)            (16,845)
   The Med-Design Corp.* ....................          (800)            (12,600)
   United Therapeutics Corp.* ...............          (300)             (3,637)
   Virbac Corp.* ............................        (1,500)             (5,062)
                                                                    -----------
                                                                       (167,062)
                                                                    -----------
MEDICAL SUPPLIES--(1.5%)
   Luminex Corp.* ...........................          (400)            (12,325)
   Myriad Genetic* ..........................          (200)            (11,075)
   Zoll Medical Corp.* ......................          (700)            (29,444)
                                                                    -----------
                                                                        (52,844)
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
OIL & GAS EXPLORATION--(0.7%)
   Goodrich Petroleum Corp.* ................        (4,500)        $   (23,850)
                                                                    -----------
PAPER & FORESTRY PRODUCTS--(0.4%)
   Westvaco Corp. ...........................          (500)            (13,105)
                                                                    -----------
PHARMACEUTICALS--(6.5%)
   Abgenix, Inc.* ...........................          (400)            (13,600)
   Andrx Group* .............................          (700)            (40,086)
   Cell Therapeutics, Inc.* .................          (800)            (19,050)
   Corixa Corp.* ............................          (900)            (13,950)
   Ergo Science Corp.* ......................        (1,000)               (781)
   Gilead Sciences, Inc.* ...................          (600)            (22,425)
   Intrabiotics Pharmaceuticals, Inc.* ......          (600)             (3,000)
   Sepracor, Inc.* ..........................          (200)            (10,387)
   Shaman Pharmaceuticals, Inc.* ............            (1)
   The Medicines Co.* .......................        (1,400)            (18,550)
   Tularik, Inc.* ...........................        (1,100)            (28,669)
   Vaxgen, Inc.* ............................        (1,700)            (42,394)
   Vertex Pharmaceutical* ...................          (500)            (24,875)
                                                                    -----------
                                                                       (237,767)
                                                                    -----------
PUBLISHING & INFORMATION SERVICES--(0.7%)
   Primedia, Inc.* ..........................        (2,574)            (24,462)
                                                                    -----------
RADIO & TELEVISION MEDIA--(1.2%)
   Cox Radio, Inc.* .........................        (1,000)            (22,010)
   Pegasus Communications Corp.* ............          (800)            (22,350)
                                                                    -----------
                                                                        (44,360)
                                                                    -----------
REAL ESTATE--(1.9%)
   Alexandria Real Estate Equities, Inc. ....          (500)            (18,985)
   CenterPoint Properties Corp. .............          (500)            (23,025)
   Federal Realty Investment Trust ..........          (400)             (7,920)
   Vornado Realty Trust .....................          (500)            (18,905)
                                                                    -----------
                                                                        (68,835)
                                                                    -----------
RECREATION--(0.5%)
   Bally Total Fitness Holding Corp.* .......          (600)            (18,900)
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
RESTAURANTS, HOTELS & CASINOS--(2.0%)
   CCA Companies, Inc.* .....................          (600)        $       (54)
   Darden Restaurants, Inc. .................          (700)            (15,211)
   Garden Fresh Restaurant Corp.* ...........          (200)             (1,450)
   O'Charley's, Inc.* .......................          (700)            (12,600)
   Panera Bread Co.* ........................        (1,100)            (25,575)
   Papa John's International, Inc.* .........          (500)            (11,937)
   Uno Restaurant Corp.* ....................          (530)             (4,452)
                                                                    -----------
                                                                        (71,279)
                                                                    -----------
RETAIL--(2.4%)
   AutoZone, Inc.* ..........................          (400)            (10,104)
   Costco Wholesale Corp. ...................        (1,200)            (50,100)
   Cost-U-Less, Inc.* .......................          (500)               (781)
   Factory 2-U Store, Inc.* .................          (300)            (11,437)
   GenesisIntermedia.com, Inc.* .............          (200)             (4,275)
   Hollywood Entertainment, Inc.* ...........          (800)             (1,650)
   Party City Corp.* ........................        (1,700)             (6,242)
   Styleclick, Inc., Class A* ...............          (500)             (1,219)
                                                                    -----------
                                                                        (85,808)
                                                                    -----------
SCHOOLS--(1.2%)
   Corinthian Colleges, Inc.* ...............        (1,100)            (43,312)
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(1.5%)
   Integrated Device Technology, Inc.* ......          (800)            (23,150)
   Linear Technology Corp. ..................          (800)            (31,700)
                                                                    -----------
                                                                        (54,850)
                                                                    -----------
STEEL--(0.4%)
   Valmont Industries, Inc. .................          (800)            (14,650)
                                                                    -----------
TELECOMMUNICATIONS & EQUIPMENT--(1.8%)
   Comarco, Inc. ............................          (850)            (12,856)
   General Magic, Inc.* .....................        (1,100)             (1,684)
   Network Plus Corp.* ......................        (1,100)             (4,744)
   StarMedia Network, Inc.* .................          (600)             (1,800)
   Sonus Networks, Inc.* ....................          (400)            (11,175)
   Triquint Semiconductor, Inc.* ............          (800)            (14,550)
   Viasat, Inc.* ............................        (1,500)            (20,061)
                                                                    -----------
                                                                        (66,870)
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
TEXTILES & APPAREL--(1.7%)
   Cintas Corp. .............................        (1,100)        $   (39,616)
   Nike, Inc. ...............................          (600)            (23,430)
                                                                    -----------
                                                                        (63,046)
                                                                    -----------
TRAVEL SERVICES--(0.6%)
   Hotel Reservations Network,
     Inc., Class A* .........................          (800)            (22,700)
                                                                    -----------
WHOLESALE-WAREHOUSE--(0.5%)
   Watsco, Inc. .............................        (1,500)            (18,900)
                                                                    -----------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $3,018,064) ................                        (2,732,742)
                                                                    -----------
NET INVESTMENTS IN
   SECURITIES--40.5%
   (Cost $1,016,320) ........................                         1,474,880
                                                                    -----------

OTHER ASSESTS IN EXCESS OF
   LIABILTIES--59.5% ........................                         2,168,850
                                                                    -----------
NET ASSETS--100.0% ..........................                       $ 3,643,730
                                                                    ===========

----------
 * Non-income producing.
** Canadian dollars.

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                    BOND FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
PREFERRED STOCK--5.1%
INDUSTRIAL GOODS & MATERIALS--1.0%
   Amcor Ltd. (Australia)
     7.25% 11/19/06 .........................         2,500          $   92,500
                                                                     ----------
REAL ESTATE (REIT)--4.1%
   Crescent Real Estate
     6.75% 12/31/49 .........................         6,600             111,540
   Equity Office Properties Trust Series B
     5.25% 02/15/08 .........................         1,900              86,070
   Equity Residential Properties Series G
     7.25%* 12/31/49 ........................         3,500              84,875
   Reckson Associates Realty Series A
     7.625% 12/31/49 ........................         3,500              77,700
                                                                     ----------
                                                                        360,185
                                                                     ----------
     TOTAL PREFERRED STOCK
       (Cost $535,883) ......................                           452,685
                                                                     ----------
                                                      PAR
                                                     (000)
                                                     ------
CORPORATE BONDS--22.8%
BANKS & SAVINGS & LOANS--2.9%
   Capital One Bank Senior Notes
     (Baa2, BBB-)
     6.150% 06/01/01 ........................          $ 20              20,048
   Intl. Bank Recon. & Develop
     Unsubordinated (Aaa, AAA)
     7.000% 01/27/05 ........................           120             127,547
   Old Kent Bank Subordinated Notes
     (N/A, A-)
     6.625% 11/15/05 ........................           110             112,644
                                                                     ----------
                                                                        260,239
                                                                     ----------
CHEMICALS--0.3%
   Union Carbide Corp. Notes (A2, A)
     6.250% 06/15/03 ........................            25              25,218
                                                                     ----------
ENERGY--2.6%
   CMS Energy Corp. Senior Notes
     (Ba3, BB)
     8.125% 05/15/02 ........................            25              25,122

                                                       PAR
                                                      (000)             VALUE
                                                      -----          ----------
   ENERGY--(CONTINUED)
   Consumers Energy Co. First Mortgage
     (Baa3, BBB+)
     6.375% 09/15/03 ........................          $100          $  100,334
   Texas-New Mexico Power Senior
     Notes (Baa3, BBB-)
     6.250% 01/15/09 ........................            25              22,923
   Tosco Corp. First Mortgage Notes
     (Baa1, BBB)
     8.250% 05/15/03 ........................            25              26,403
   Union Oil Co. of California Notes
     (Baa1, BBB+)
     6.500% 05/01/08 ........................            30              30,277
   Union Texas Petroleum Senior Notes
     (Aa2, AA+)
     8.375% 03/15/05 ........................            20              21,920
                                                                     ----------
                                                                        226,979
                                                                     ----------
FINANCIAL SERVICES--3.8%
   Equitable Companies Senior Notes
     (A2, A+)
     9.000% 12/15/04 ........................            80              88,172
   Ford Motor Credit Corp. Notes (A2, A)
     6.700% 07/16/04 ........................            50              50,718
   Limestone Electron Trust Senior
     Notes Series 144A (Baa3, BBB-)
     8.625% 03/15/03 ........................            25              26,050
   Security Capital U.S. Realty Bonds
     Series 144A (Baa3, BBB-)
     2.000% 05/22/03 ........................           170             149,600
   Sprint Spectrum L.P. Senior Discount
     Notes (Baa2, BBB+)
     12.500%** 08/15/06 .....................            20              20,200
                                                                     ----------
                                                                        334,740
                                                                     ----------
HEALTH CARE--0.9%
   Tenet Healthcare Corp. Senior Notes
     (Ba1, BB+)
     8.625% 12/01/03 ........................            75              76,970
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                    BOND FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                       PAR
                                                      (000)             VALUE
                                                      -----          ----------
OIL & GAS EXPLORATION--1.0%
   BP Amoco PLC (Aa2, AA+)
     5.900% 04/15/09 ........................          $ 20          $   19,973
   Conoco Inc. Senior Notes (A3, A-)
     6.350% 04/15/09 ........................            50              50,649
   Occidental Petroleum Corp. Senior
     Notes (Baa3, BBB-)
     6.750% 11/15/02 ........................            20              20,342
                                                                     ----------
                                                                         90,964
                                                                     ----------
RADIO & TELEVISION MEDIA--2.5%
   Chancellor Media Corp. Company
     Guarantee Notes Series B (B1, B)
     8.750% 06/15/07 ........................            25              26,187
   Clear Channel Communication
     (Baa3, BBB-)
     7.250% 09/15/03 ........................            25              25,782
   CSC Holdings, Inc. Senior Notes
     (Ba1, BB+)
     7.875% 12/15/07 ........................            50              51,763
   CSC Holdings, Inc. Senior Subordinate
     Debentures (Ba3, BB-)
     9.875% 02/15/13 ........................            10              10,750
   Jones Intercable, Inc. Senior Notes
     (Baa2, BBB)
     9.625% 03/15/02 ........................           100             103,500
                                                                     ----------
                                                                        217,982
                                                                     ----------
RETAIL TRADE--0.9%
   Federated Department Stores, Inc. ........
     Senior Notes (Baa1, BBB+)
     8.125% 10/15/02 ........................            25              25,847
   Safeway, Inc. Notes (Baa2, BBB)
     6.050% 11/15/03 ........................            50              50,523
                                                                     ----------
                                                                         76,370
                                                                     ----------
SOVEREIGN GOVERNMENT BONDS--5.0%
   Ontario (Province Of) Bonds (Aa3, AA)
     6.000% 02/21/06 ........................            40              40,793
   Ontario (Province Of) Senior
     Unsubordinated (Aa3, AA)
     5.500% 10/01/08 ........................            20              19,816

                                                       PAR
                                                      (000)             VALUE
                                                      -----          ----------
 SOVEREIGN GOVERNMENT BONDS--(CONTINUED)
   Panama (Republic Of) Notes
     Series 144A (Ba1, BB+)
     7.875% 02/13/02 ........................          $300          $  302,550
   Quebec Province Senior
     Unsubordinated (A2, A+)
     5.750% 02/15/09 ........................            50              49,403
   United Mexican States Bonds
     (Baa3, BB+)
     8.625% 03/12/08 ........................            25              25,263
                                                                     ----------
                                                                        437,825
                                                                     ----------
TELECOMMUNICATIONS--2.6%
   CCPR Services, Inc. Company
     Guarantee Notes (B2, N/A)
     10.000% 02/01/07 .......................            35              35,175
   LCI International, Inc. Senior Notes
     (Baa1, BBB+)
     7.250% 06/15/07 ........................            80              80,965
   MetroNet Communications Corp. ............
     Senior Discount Notes (Baa3, BBB)
     9.950% 06/15/08 ........................            45              38,475
   US Cellular Corp. Notes (A3, A-)
     7.250% 08/15/07 ........................            75              77,214
                                                                     ----------
                                                                        231,829
                                                                     ----------
TRANSPORTATION--0.3%
   Union Pacific Co. Debentures
     (Baa3, BBB-)
     9.625% 12/15/02 ........................            25              26,709
                                                                     ----------
     TOTAL CORPORATE BONDS
       (Cost $1,984,313) ....................                         2,005,825
                                                                     ----------
AGENCY OBLIGATIONS--46.6%
AGENCY DEBENTURES--9.2%
   FHLMC (Aaa, N/A)
     5.750% 04/15/08 ........................            25              25,251
   FNMA Benchmark Note
     6.000% 05/15/08 ........................           110             112,691
   FNMA Benchmark Note
     7.250% 01/15/10 ........................           610             676,808
                                                                     ----------
                                                                        814,750
                                                                     ----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                    BOND FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                       PAR
                                                      (000)             VALUE
                                                      -----          ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.9%
   FNMA 190945
     6.000% 05/01/24 ........................          $323          $  316,516
   FNMA 281054
     6.500% 04/01/24 ........................           308             307,429
   FNMA 252925
     7.500% 12/01/29 ........................            68              69,627
                                                                     ----------
                                                                        693,572
                                                                     ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--29 5%
   GNMA 354662
     6.500% 09/15/08 ........................            64              65,642
   GNMA 780303
     6.500% 02/15/09 ........................           184             187,412
   GNMA 407234
     6.500% 01/15/13 ........................            64              65,481
   GNMA 457737
     6.500% 03/15/13 ........................            81              82,959
   GNMA 469128
     6.500% 02/15/28 ........................           338             338,439
   GNMA 447928
     6.500% 05/15/28 ........................            32              31,579
   GNMA 473797
     6.500% 06/15/28 ........................            27              26,537
   GNMA 468090
     6.500% 07/15/28 ........................            30              30,412
   GNMA 482119
     6.500% 08/15/28 ........................            86              86,274
   GNMA 376528
     7.000% 05/15/09 ........................           140             143,355
   GNMA 454925
     7.000% 12/15/12 ........................           171             175,457
   GNMA 780921
     7.000% 11/15/13 ........................           112             114,696
   GNMA 366816
     7.000% 06/15/24 ........................            85              86,296
   GNMA 452645
     7.000% 11/15/27 ........................            39              39,768
   GNMA 450446
     7.000% 12/15/27 ........................            45              45,256
   GNMA 372475
     7.000% 01/15/28 ........................           287             291,784
   GNMA 469129
     7.000% 02/15/28 ........................            59              59,896

                                                       PAR
                                                      (000)             VALUE
                                                      -----          ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--(CONTINUED)
   GNMA 461450
     7.000% 04/15/28 ........................          $ 56          $   56,571
   GNMA 780859
     7.500% 09/15/13 ........................            17              17,808
   GNMA 780498
     7.500% 01/15/27 ........................            69              71,116
   GNMA 449474
     7.500% 09/15/27 ........................            59              60,703
   GNMA 453892
     7.500% 11/15/27 ........................           232             237,901
   GNMA 780687
     8.000% 12/15/12 ........................           202             210,729
   GNMA 442120
     8.000% 11/15/26 ........................            74              75,842
                                                                     ----------
                                                                      2,601,913
                                                                     ----------
     TOTAL AGENCY OBLIGATIONS
       (Cost $4,048,702) ....................                         4,110,235
                                                                     ----------
ASSET BACKED SECURITIES--1.3%
   Illinois Power Special Purpose Trust
     Series 1998-1 Class A6 (Aaa, AAA)
     5.540% 06/25/09 ........................            50              49,670
   MBNA Master Credit Card Trust
     Series 1995-C Class A (Aaa, AAA)
     6.450% 02/15/08 ........................            60              62,071
                                                                     ----------
     TOTAL ASSET BACKED SECURITIES
       (Cost $111,052) ......................                           111,741
                                                                     ----------
U.S. TREASURY OBLIGATIONS--20.2%
U.S. TREASURY BONDS--18.6%
   U.S. Treasury Bonds
     6.000% 08/15/09 ........................           235             251,058
     7.125% 02/15/23 ........................           830             997,663
     7.250% 05/15/16 ........................           325             386,364
                                                                     ----------
                                                                      1,635,085
                                                                     ----------
U.S. TREASURY STRIP--1.6%
   U.S. Treasury Strip
     5.735% 11/15/21 ........................           455             141,808
                                                                     ----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $1,683,139) ....................                         1,776,893
                                                                     ----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                    BOND FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2001 (UNAUDITED)

                                                       PAR
                                                      (000)             VALUE
                                                      -----          ----------
SHORT-TERM INVESTMENT--2.9%
   Wilmington Fund Cash Sweep
     5.257% 03/01/01 ........................          $258          $  258,075
                                                                     ----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $258,075) ......................                           258,075
                                                                     ----------
TOTAL INVESTMENTS--98.9%
   (Cost $8,621,164) ........................                         8,715,454
                                                                     ----------

OTHER ASSETS IN EXCESS
   OF LIABILITIES--1.1% .....................                            97,515
                                                                     ----------
NET ASSETS--100.0% ..........................                        $8,812,969
                                                                     ==========
----------
* Non-income producing.

**The rate shown represents yield to maturity on zero coupon bonds.

REIT -- Real Estate Investment Trust.

FHLMC -- Federal Home Loan Mortgage Corporation.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at February 28, 2001 (Unaudited).


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2001
                                   (UNAUDITED)



                                                                            LARGE CAP          MID CAP          SMALL CAP
                                                                           VALUE FUND        VALUE FUND       VALUE FUND II
                                                                           -----------      ------------      -------------
ASSETS
   Investments, at value (cost -- $44,592,057,
     $140,473,952, $16,163,927, $4,034,384,
     and $8,621,164 respectively) ..................................       $49,594,088      $143,855,156       $16,927,329
   Receivable from Investment Advisor ..............................                --                --            16,038
   Deposits with brokers and custodian bank for
     securities sold short .........................................                --                --                --
   Receivable for investments sold .................................           101,131         5,663,214           138,986
   Unrealized gain on forward exchange contracts ...................                --                --                --
   Receivable for fund shares sold .................................                --            58,544           579,370
   Dividends and interest receivable ...............................            92,735           227,275             7,174
                                                                           -----------      ------------       -----------
     Total assets ..................................................        49,787,954       149,804,189        17,668,897
                                                                           -----------      ------------       -----------
LIABILITIES
   Payable for investments purchased ...............................         1,133,688         2,449,531         1,853,522
   Securities sold short (proceeds $3,018,064) .....................                --                --                --
   Payable for fund shares redeemed ................................                --         1,052,751            25,340
   Accrued expenses and other liabilities ..........................            30,941            95,261            49,155
   Payable for dividends on securities sold short ..................                --                --                --
                                                                           -----------      ------------       -----------
     Total liabilities .............................................         1,164,629         3,597,543         1,928,017
                                                                           -----------      ------------       -----------
NET ASSETS
   Capital stock, $0.001 par value .................................             3,562            12,398             1,126
   Paid-in capital .................................................        41,826,461       141,249,493        14,311,052
   Undistributed net investment income/(loss) ......................           203,989           321,579                --
   Accumulated net realized gain/(loss) from investments
     and foreign exchange transactions, if any .....................         1,587,282         1,241,972           665,300
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any .........................         5,002,031         3,381,204           763,402
                                                                           -----------      ------------       -----------
     Net assets ....................................................       $48,623,325      $146,206,646       $15,740,880
                                                                           ===========      ============       ===========
INSTITUTIONAL CLASS
   Net assets ......................................................       $45,221,639      $144,358,283       $ 5,895,130
                                                                           -----------      ------------       -----------
   Shares outstanding ..............................................         3,316,551        12,239,788           420,635
                                                                           -----------      ------------       -----------
   Net asset value, offering and redemption
     price per share ...............................................            $13.64            $11.79            $14.01
                                                                           ===========      ============       ===========
INVESTOR CLASS
   Net assets ......................................................       $ 3,401,686      $  1,848,363       $ 9,845,750
                                                                           -----------      ------------       -----------
   Shares outstanding ..............................................           245,490           157,983           705,035
                                                                           -----------      ------------       -----------
   Net asset value, offering and redemption
     price per share ...............................................            $13.86            $11.70            $13.96
                                                                           ===========      ============       ===========


                                                                               LONG/SHORT
                                                                               EQUITY FUND        BOND FUND
                                                                               -----------        ----------
ASSETS
   Investments, at value (cost -- $44,592,057,
     $140,473,952, $16,163,927, $4,034,384,
     and $8,621,164 respectively) ..................................           $4,207,622         $8,715,454
   Receivable from Investment Advisor ..............................               14,856             11,627
   Deposits with brokers and custodian bank for
     securities sold short .........................................            2,146,127                 --
   Receivable for investments sold .................................              736,307*           113,430
   Unrealized gain on forward exchange contracts ...................                    6                 --
   Receivable for fund shares sold .................................               62,500                 --
   Dividends and interest receivable ...............................               18,177             66,813
                                                                               ----------         ----------
     Total assets ..................................................            7,185,595          8,907,324
                                                                               ----------         ----------
LIABILITIES
   Payable for investments purchased ...............................              784,130             51,658
   Securities sold short (proceeds $3,018,064) .....................            2,732,742                 --
   Payable for fund shares redeemed ................................                   --                231
   Accrued expenses and other liabilities ..........................               24,088             42,466
   Payable for dividends on securities sold short ..................                  905                 --
                                                                               ----------         ----------
     Total liabilities .............................................            3,541,865             94,355
                                                                               ----------         ----------
NET ASSETS
   Capital stock, $0.001 par value .................................                  258                895
   Paid-in capital .................................................            3,027,378          9,346,502
   Undistributed net investment income/(loss) ......................                5,710              7,085
   Accumulated net realized gain/(loss) from investments
     and foreign exchange transactions, if any .....................              151,818           (635,803)
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any .........................              458,566             94,290
                                                                               ----------         ----------
     Net assets ....................................................           $3,643,730         $8,812,969
                                                                               ==========         ==========
INSTITUTIONAL CLASS
   Net assets ......................................................           $2,163,181         $8,564,273
                                                                               ----------         ----------
   Shares outstanding ..............................................              152,922            870,078
                                                                               ----------         ----------
   Net asset value, offering and redemption
     price per share ...............................................               $14.15              $9.84
                                                                               ==========         ==========
INVESTOR CLASS
   Net assets ......................................................           $1,480,549         $  248,696
                                                                               ----------         ----------
   Shares outstanding ..............................................              104,584             25,089
                                                                               ----------         ----------
   Net asset value, offering and redemption
     price per share ...............................................               $14.16              $9.91
                                                                               ==========         ==========

* Includes $717,548 designated as short sale collateral with broker.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                   (UNAUDITED)


                                                 LARGE CAP          MID CAP          SMALL CAP        LONG/SHORT
                                                 VALUE FUND        VALUE FUND      VALUE FUND II      EQUITY FUND      BOND FUND
                                                 ----------        ----------      -------------      -----------      ---------
INVESTMENT INCOME
   Dividends .............................       $  369,875        $  986,048        $   20,349        $  5,709        $ 19,102
   Interest ..............................           59,069           144,714             9,662          34,641         268,684
                                                 ----------        ----------        ----------        --------        --------
                                                    428,944         1,130,762            30,011          40,350         287,786
                                                 ----------        ----------        ----------        --------        --------
EXPENSES
   Advisory fees .........................          167,146           610,759            28,331          19,251          16,903
   Administration fees ...................           37,500            95,431            37,500          37,500          37,500
   Administrative services fees ..........           31,928           113,310             2,440             932           6,215
   Transfer agent fees and expenses ......           37,785            39,273            36,849          36,892          36,497
   Custodian fees and expenses ...........           11,976            22,695            28,824          18,156           7,635
   Printing ..............................           12,798            47,804               742             413           2,773
   Federal and state registration fees ...            7,439             7,439             5,095           8,045           3,265
   Audit and legal fees ..................            6,001            22,769               311             174           1,066
   Distribution fees .....................            2,932             2,358             1,707             585             238
   Directors .............................            1,964             7,336               114              69             425
   Insurance .............................              514             1,799                69              16             105
   Dividend expense ......................               --                --                --           4,049              --
   Other .................................            3,069             3,075             3,224           7,198           6,640
                                                 ----------        ----------        ----------        --------        --------
     Total expenses before waivers and
       reimbursements ....................          321,052           974,048           145,206         133,280         119,262
     Less: waivers and reimbursements ....          (95,578)         (208,525)         (108,573)       (107,325)        (93,698)
                                                 ----------        ----------        ----------        --------        --------
     Total expenses after waivers and
       reimbursements ....................          225,474           765,523            36,633          25,955          25,564
                                                 ----------        ----------        ----------        --------        --------
   Net investment income/(loss) ..........          203,470           365,239            (6,622)         14,395         262,222
                                                 ----------        ----------        ----------        --------        --------
NET REALIZED AND UNREALIZED  GAIN/(LOSS)
   ON INVESTMENTS
   Net realized  gain/(loss) from:
     Investments .........................        2,421,084         6,006,489           752,708         241,418         (79,041)
     Foreign currency related transactions               --                --                --            (348)             --
   Net change in unrealized
     appreciation/ (depreciation) on:
     Investments .........................        1,852,659        (3,670,502)          495,103         276,376         391,076
     Foreign currency related transactions               --                --                --               6              --
                                                 ----------        ----------        ----------        --------        --------
   Net realized and unrealized gain
     from investments ....................        4,273,743         2,335,987         1,247,811         517,452         312,035
                                                 ----------        ----------        ----------        --------        --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................       $4,477,213        $2,701,226        $1,241,189        $531,847        $574,257
                                                 ==========        ==========        ==========        ========        ========

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                           LARGE CAP VALUE FUND                MID CAP VALUE FUND
                                                 -------------------------------------  -----------------------------------
                                                      FOR THE            FOR THE            FOR THE             FOR THE
                                                     SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                        ENDED              ENDED             ENDED               ENDED
                                                 FEBRUARY 28, 2001     AUGUST 31, 2000  FEBRUARY 28, 2001   AUGUST 31, 2000
                                                 -----------------     ---------------  -----------------   ---------------
                                                    (UNAUDITED)                            (UNAUDITED)
INCREASE IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .............       $   203,470        $   430,781        $    365,239        $    808,479
   Net realized gain/(loss) from:
     Investments ............................         2,421,084            944,060           6,006,489          (3,737,165)
     Foreign currency related transactions ..                --                 --                  --                  --
   Net change in unrealized
    appreciation/(depreciation) on:
     Investments ............................         1,852,659          3,064,061          (3,670,502)          5,866,818
     Foreign currency related transactions ..                --                 --                  --                  --
                                                    -----------        -----------        ------------        ------------
   Net increase in net assets resulting
     from operations ........................         4,477,213          4,438,902           2,701,226           2,938,132
                                                    -----------        -----------        ------------        ------------
LESS DIVIDEND AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares          (409,827)          (437,974)           (799,688)           (221,577)
   Net investment income Investor shares ....           (20,229)            (1,520)             (5,908)                 --
   Net realized capital gains
     Institutional shares ...................        (1,216,633)        (2,897,847)                 --          (2,085,782)
   Net realized capital gains Investor shares           (68,540)           (92,351)                 --             (30,829)
                                                    -----------        -----------        ------------        ------------
   Total dividends and distributions
     to shareholders ........................        (1,715,229)        (3,429,692)           (805,596)         (2,338,188)
                                                    -----------        -----------        ------------        ------------
INCREASE/(DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4) ....................         4,550,202        (14,447,130)        (10,314,666)        (21,959,933)
                                                    -----------        -----------        ------------        ------------
   Total increase/(decrease)
     in net assets ..........................         7,312,186        (13,437,920)         (8,419,036)        (21,359,989)
NET ASSETS
   Beginning of period ......................        41,311,139         54,749,059         154,625,682         175,985,671
                                                    -----------        -----------        ------------        ------------
   End of period ............................       $48,623,325        $41,311,139        $146,206,646        $154,625,682
                                                    ===========        ===========        ============        ============


                                                        SMALL CAP VALUE FUND II            LONG/SHORT EQUITY FUND
                                                  ----------------------------------  ----------------------------------
                                                      FOR THE             FOR THE        FOR THE            FOR THE
                                                     SIX MONTHS            YEAR        SIX MONTHS            YEAR
                                                        ENDED              ENDED           ENDED              ENDED
                                                  FEBRUARY 28, 2001  AUGUST 31, 2000  FEBRUARY 28, 2001  AUGUST 31, 2000
                                                  -----------------  ---------------  -----------------  ---------------
                                                    (UNAUDITED)                         (UNAUDITED)
INCREASE IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .............      $    (6,622)       $   (3,629)       $   14,395        $   16,519
   Net realized gain/(loss) from:
     Investments ............................          752,708           233,585           241,418            13,763
     Foreign currency related transactions ..               --                --              (348)               --
   Net change in unrealized
    appreciation/(depreciation) on:
     Investments ............................          495,103           269,009           276,376           135,228
     Foreign currency related transactions ..               --                --                 6                --
                                                   -----------        ----------        ----------        ----------
   Net increase in net assets resulting
     from operations ........................        1,241,189           498,965           531,847           165,510
                                                   -----------        ----------        ----------        ----------
LESS DIVIDEND AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares               --              (539)          (13,862)          (14,358)
   Net investment income Investor shares ....               --                --            (3,422)           (3,128)
   Net realized capital gains
     Institutional shares ...................          (99,306)               --                --                --
   Net realized capital gains Investor shares          (15,590)               --                --                --
                                                   -----------        ----------        ----------        ----------
   Total dividends and distributions
     to shareholders ........................         (114,896)             (539)          (17,284)          (17,486)
                                                   -----------        ----------        ----------        ----------
INCREASE/(DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4) ....................       12,266,916           247,715         1,739,066            70,570
                                                   -----------        ----------        ----------        ----------
   Total increase/(decrease)
     in net assets ..........................       13,393,209           746,141         2,253,629           218,594
NET ASSETS
   Beginning of period ......................        2,347,671         1,601,530         1,390,101         1,171,507
                                                   -----------        ----------        ----------        ----------
   End of period ............................      $15,740,880        $2,347,671        $3,643,730        $1,390,101
                                                   ===========        ==========        ==========        ==========


                                                            BOND FUND
                                                ----------------------------------
                                                    FOR THE           FOR THE
                                                  SIX MONTHS           YEAR
                                                     ENDED             ENDED
                                                FEBRUARY 28, 2001  AUGUST 31, 2000
                                                -----------------  ---------------
                                                  UNAUDITED)
INCREASE IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .............     $  262,222         $  727,913
   Net realized gain/(loss) from:
     Investments ............................        (79,041)          (416,718)
     Foreign currency related transactions ..             --                 --
   Net change in unrealized
    appreciation/(depreciation) on:
     Investments ............................        391,076            439,880
     Foreign currency related transactions ..             --                 --
                                                  ----------         ----------
   Net increase in net assets resulting
     from operations ........................        574,257            751,075
                                                  ----------         ----------
LESS DIVIDEND AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares       (256,570)          (718,841)
   Net investment income Investor shares ....         (5,739)           (11,314)
   Net realized capital gains
     Institutional shares ...................             --                 --
   Net realized capital gains Investor shares             --                 --
                                                  ----------         ----------
   Total dividends and distributions
     to shareholders ........................       (262,309)          (730,155)
                                                  ----------         ----------
INCREASE/(DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 4) ....................       (397,241)        (3,352,068)
                                                  ----------         ----------
   Total increase/(decrease)
     in net assets ..........................        (85,293)        (3,331,148)
NET ASSETS
   Beginning of period ......................      8,898,262         12,229,410
                                                  ----------         ----------
   End of period ............................     $8,812,969         $8,898,262
                                                  ==========         ==========

    The accompanying notes are an integral part of the financial statements.

                                    26 and 27

                         BOSTON PARTNERS FAMILY OF FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                             LARGE CAP VALUE FUND
                                         -------------------------------------------------------------------------------------------
                                             FOR THE          FOR THE            FOR THE           FOR THE        FOR THE PERIOD
                                          SIX MONTHS ENDED       YEAR              YEAR              YEAR         JANUARY 2, 1997*
                                         FEBRUARY 28, 2001      ENDED             ENDED             ENDED           THROUGH
                                            (UNAUDITED)    AUGUST 31, 2000  AUGUST 31, 1999    AUGUST 31, 1998   AUGUST 31, 1997
                                         ----------------- ---------------  ---------------    ---------------   ---------------
                                           INSTITUTIONAL     INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL     INSTITUTIONAL
                                              CLASS             CLASS            CLASS              CLASS             CLASS
                                         ----------------- ---------------  ---------------    ---------------   ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....   $ 12.82           $ 12.24           $ 10.58           $ 12.46           $ 10.00
                                             -------           -------           -------           -------           -------
Net investment income(1) .................      0.06              0.14              0.05              0.12              0.05
Net realized and unrealized
   gain/(loss) on investments(2) .........      1.28              1.25              1.76             (1.31)             2.41
                                             -------           -------           -------           -------           -------
Net increase/(decrease) in net
   assets resulting from operations ......      1.34              1.39              1.81             (1.19)             2.46
                                             -------           -------           -------           -------           -------
Dividends to shareholders from
Net investment income ....................     (0.13)            (0.11)            (0.04)            (0.08)               --
Net realized capital gains ...............     (0.39)            (0.70)            (0.11)            (0.61)               --
                                             -------           -------           -------           -------           -------
Total dividends and distributions to
   shareholders ..........................     (0.52)            (0.81)            (0.15)            (0.69)               --
                                             -------           -------           -------           -------           -------
Net asset value, end of period ...........   $ 13.64           $ 12.82           $ 12.24           $ 10.58           $ 12.46
                                             =======           =======           =======           =======           =======
Total investment return(3) ...............     10.63%            11.99%            17.12%           (10.23%)           24.60%
                                             =======           =======           =======           =======           =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $45,222           $39,897           $53,112           $50,724           $24,603
Ratio of expenses to average net assets(1)      1.00%             1.00%             1.00%             1.00%             1.00%(4)
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements ................      1.43%             1.43%             1.30%             1.49%             2.64%(4)
Ratio of net investment income to
   average net assets(1) .................      0.92%             0.92%             0.61%             0.87%             1.19%(4)
Portfolio turnover rate ..................     64.23%           120.99%           156.16%           111.68%            67.16%



                                                                          LARGE CAP VALUE FUND
                                        ------------------ -------------------------------------------------------------------
                                              FOR THE          FOR THE          FOR THE        FOR THE       FOR THE PERIOD
                                          SIX MONTHS ENDED      YEAR             YEAR            YEAR        JANUARY 16, 1997*
                                         FEBRUARY 28, 2001      ENDED            ENDED           ENDED          THROUGH
                                           (UNAUDITED)     AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998 AUGUST 31, 1997
                                         ----------------- ---------------- ---------------  --------------- -----------------
                                             INVESTOR          INVESTOR         INVESTOR         INVESTOR       INVESTOR
                                              CLASS             CLASS            CLASS            CLASS           CLASS
                                         ----------------- ---------------- ---------------  --------------- ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ...      $13.02           $12.36           $10.70           $12.45         $10.20
                                              ------           ------           ------           ------         ------
Net investment income(1) ...............        0.05             0.10             0.15             0.06           0.02
Net realized and unrealized
   gain/(loss) on investments(2) .......        1.29             1.27             1.65            (1.27)          2.23
                                              ------           ------           ------           ------         ------
Net increase/(decrease) in net
   assets resulting from operations ....        1.34             1.37             1.80            (1.21)          2.25
                                              ------           ------           ------           ------         ------
Dividends to shareholders from
Net investment income ..................       (0.11)           (0.01)           (0.03)           (0.06)            --
Net realized capital gains .............       (0.39)           (0.70)           (0.11)           (0.48)            --
                                              ------           ------           ------           ------         ------
Total dividends and distributions to
   shareholders ........................       (0.50)           (0.71)           (0.14)           (0.54)            --
                                              ------           ------           ------           ------         ------
Net asset value, end of period .........      $13.86           $13.02           $12.36           $10.70         $12.45
                                              ======           ======           ======           ======         ======
Total investment return(3) .............       10.49%           11.67%           16.86%          (10.28%)        22.06%
                                              ======           ======           ======           ======         ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,402           $1,414           $1,637           $6,150         $  683
Ratio of expenses to average net assets(1)      1.22%            1.22%            1.25%            1.19%          1.11%(4)
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements ..............        1.53%            1.53%            1.55%            1.74%          3.05%(4)
Ratio of net investment income to
   average net assets(1) ...............        0.70%            0.70%            0.36%            0.68%          0.91%(4)
Portfolio turnover rate ................       64.23%          120.99%          156.16%          111.68%         67.16%

----------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.
(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                                    28 and 29

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                             MID CAP VALUE FUND
                                            --------------------------------------------------------------------------------------
                                                 FOR THE           FOR THE         FOR THE           FOR THE      FOR THE PERIOD
                                            SIX MONTHS ENDED        YEAR             YEAR             YEAR         JUNE 2, 1997*
                                            FEBRUARY 28, 2001       ENDED            ENDED            ENDED          THROUGH
                                               (UNAUDITED)     AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998   AUGUST 31, 1997
                                            -----------------  ---------------  ---------------  ---------------   ---------------
                                              INSTITUTIONAL      INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL
                                                  CLASS              CLASS           CLASS             CLASS            CLASS
                                            -----------------  ---------------  ---------------  ---------------   ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ....        $  11.66          $  11.47         $   9.48          $ 11.01          $10.00
                                                 --------          --------         --------          -------          ------
Net investment income/(loss)(1) .........            0.03              0.06             0.02             0.01            0.01
Net realized and unrealized
   gain/(loss) on investments(2) ........            0.16              0.29             1.98            (1.39)           1.00
                                                 --------          --------         --------          -------          ------
Net increase/(decrease) in net
   assets resulting from operations .....            0.19              0.35             2.00            (1.38)           1.01
                                                 --------          --------         --------          -------          ------
Dividends to shareholders from:
Net investment income ...................           (0.06)            (0.02)           (0.01)           (0.01)             --
Net realized capital gains ..............              --             (0.14)              --            (0.14)             --
                                                 --------          --------         --------          -------          ------
Total dividends and distributions
   to shareholders ......................           (0.06)            (0.16)           (0.01)           (0.15)             --
                                                 --------          --------         --------          -------          ------
Net asset value, end of period ..........        $  11.79          $  11.66         $  11.47          $  9.48          $11.01
                                                 ========          ========         ========          =======          ======
Total investment return(3) ..............            1.67%             3.21%           21.08%          (12.73%)         10.10%
                                                 ========          ========         ========          =======          ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)        $144,359          $152,696         $173,224          $67,568          $3,750
Ratio of expenses to
  average net assets(1) .................            1.00%             1.00%            1.00%            1.00%           1.00%(4)
Ratio of expenses to average
   net assets without waivers
   and expense reimbursements ...........            1.27%             1.24%            1.25%            1.57%          12.37%(4)
Ratio of net investment income
   to average net assets(1) .............            0.48%             0.53%            0.17%            0.13%           1.08%(4)
Portfolio turnover rate .................          141.43%           206.65%          200.09%          167.86%          21.80%


                                                                             MID CAP VALUE FUND
                                         ------------------------------------------------------------------------------------------
                                             FOR THE           FOR THE             FOR THE           FOR THE       FOR THE PERIOD
                                         SIX MONTHS ENDED        YEAR               YEAR              YEAR         JUNE 2, 1997*
                                         FEBRUARY 28, 2001       ENDED              ENDED             ENDED           THROUGH
                                            (UNAUDITED)      AUGUST 31, 2000    AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997
                                          -----------------  ---------------    ---------------   ---------------   ---------------
                                             INVESTOR           INVESTOR           INVESTOR           INVESTOR         INVESTOR
                                               CLASS              CLASS              CLASS              CLASS            CLASS
                                          -----------------  ---------------    ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ...       $11.55             $11.38             $ 9.42             $11.01           $10.00
                                               ------             ------             ------             ------           ------
Net investment income/(loss)(1) ........         0.01               0.03              (0.01)              0.01             0.01
Net realized and unrealized
   gain/(loss) on investments(2) .......         0.18               0.28               1.97              (1.38)            1.00
                                               ------             ------             ------             ------           ------
Net increase/(decrease) in net
   assets resulting from operations ....         0.19               0.31               1.96              (1.37)            1.01
                                               ------             ------             ------             ------           ------
Dividends to shareholders from:
Net investment income ..................        (0.04)                --                 --              (0.01)              --
Net realized capital gains .............           --              (0.14)                --              (0.21)              --
                                               ------             ------             ------             ------           ------
Total dividends and distributions
   to shareholders .....................        (0.04)             (0.14)                --              (0.22)              --
                                               ------             ------             ------             ------           ------
Net asset value, end of period .........       $11.70             $11.55             $11.38              $9.42           $11.01
                                               ======             ======             ======             ======           ======
Total investment return(3) .............         1.62%              2.90%             20.81%            (12.77%)          10.10%
                                               ======             ======             ======             ======           ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted       $1,848             $1,929             $2,762             $1,828           $  598
Ratio of expenses to
  average net assets(1) ................         1.22%              1.22%              1.25%              1.15%            1.10%(4)
Ratio of expenses to average
   net assets without waivers
   and expense reimbursements ..........         1.37%              1.34%              1.50%              1.82%           12.62%(4)
Ratio of net investment income
   to average net assets(1) ............         0.26%              0.31%              0.01%             (0.02%)           0.61%(4)
Portfolio turnover rate ................       141.43%            206.65%            200.09%            167.86%           21.80%

----------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                                    30 and 31

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                            SMALL CAP VALUE FUND II
                                                    ------------------------------------------------------------------------
                                                        FOR THE            FOR THE          FOR THE          FOR THE PERIOD
                                                     SIX MONTHS ENDED       YEAR             YEAR             JULY 1, 1998*
                                                    FEBRUARY 28, 2001       ENDED            ENDED               THROUGH
                                                       (UNAUDITED)     AUGUST 31, 2000   AUGUST 31, 1999     AUGUST 31, 1998
                                                    -----------------  ---------------   ---------------     ---------------
                                                      INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL       INSTITUTIONAL
                                                         CLASS              CLASS             CLASS              CLASS
                                                    -----------------  ---------------   ---------------     ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....              $11.39             $ 8.67             $ 7.62             $10.00
                                                        ------             ------             ------             ------
Net investment income/(loss)(1) ..........               (0.01)             (0.01)             (0.01)             (0.01)
Net realized and unrealized
  gain/(loss) on investments(2) ..........                2.92               2.73               1.06              (2.37)
                                                        ------             ------             ------             ------
Net increase/(decrease) in net
  assets resulting from operations .......                2.91               2.72               1.05              (2.38)
                                                        ------             ------             ------             ------
Dividends to shareholders from:
Net investment income ....................                  --                 --                 --                 --
Net realized capital gains ...............               (0.29)                --                 --                 --
                                                        ------             ------             ------             ------
Total dividends and distributions
  to shareholders ........................               (0.29)                --                 --                 --
                                                        ------             ------             ------             ------
Net asset value, end of period ...........              $14.01             $11.39             $ 8.67             $ 7.62
                                                        ======             ======             ======             ======
Total investment return(3) (5) ...........               26.21%             31.43%             13.78%            (23.80%)
                                                        ======             ======             ======             ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $5,895             $1,965             $1,309             $1,120
Ratio of expenses to average net assets(1)                1.55%              1.55%              1.55%              1.55%(4)
Ratio of expenses to average net
   assets without waivers and
   expense reimbursements ................                6.37%             14.23%             17.84%             17.63%(4)
Ratio of net investment income
  to average net assets(1) ...............               (0.23%)            (0.18%)            (0.17%)            (0.34%)(4)
Portfolio turnover rate ..................               55.79%            161.75%             87.48%             11.97%



                                                                           SMALL CAP VALUE FUND II
                                                     -------------------------------------------------------------------
                                                          FOR THE         FOR THE          FOR THE       FOR THE PERIOD
                                                     SIX MONTHS ENDED      YEAR             YEAR          JULY 1, 1998*
                                                     FEBRUARY 28, 2001     ENDED            ENDED           THROUGH
                                                        (UNAUDITED)    AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998
                                                     ----------------- ---------------  ---------------  ---------------
                                                         INVESTOR         INVESTOR         INVESTOR         INVESTOR
                                                          CLASS             CLASS            CLASS            CLASS
                                                     ----------------- ---------------  ---------------  ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....                $11.36           $ 8.65           $ 7.63           $10.00
                                                          ------           ------           ------           ------
Net investment income/(loss)(1) ..........                 (0.03)           (0.03)           (0.02)           (0.01)
Net realized and unrealized
  gain/(loss) on investments(2) ..........                  2.92             2.74             1.04            (2.36)
                                                          ------           ------           ------           ------
Net increase/(decrease) in net
  assets resulting from operations .......                  2.89             2.71             1.02            (2.37)
                                                          ------           ------           ------           ------
Dividends to shareholders from:
Net investment income ....................                    --               --               --               --
Net realized capital gains ...............                 (0.29)              --               --               --
                                                          ------           ------           ------           ------
Total dividends and distributions
  to shareholders ........................                 (0.29)              --               --               --
                                                          ------           ------           ------           ------
Net asset value, end of period ...........                $13.96           $11.36           $ 8.65           $ 7.63
                                                          ======           ======           ======           ======
Total investment return(3) (5) ...........                 26.10%           31.33%           13.37%          (23.70%)
                                                          ======           ======           ======           ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                 $9,846           $  382           $  293           $  129
Ratio of expenses to average net assets(1)                  1.77%            1.77%            1.80%            1.80%(4)
Ratio of expenses to average net
   assets without waivers and
   expense reimbursements ................                  6.47%           14.33%           18.09%           18.61%(4)
Ratio of net investment income
  to average net assets(1) ...............                 (0.45%)          (0.40%)          (0.42%)          (0.66%)(4)
Portfolio turnover rate ..................                 55.79%          161.75%           87.48%           11.97%

----------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.

    The accompanying notes are an integral part of the financial statements.

                                    32 and 33

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                  LONG/SHORT EQUITY FUND
                                                   ------------------------------------------------------
                                                        FOR THE            FOR THE       FOR THE PERIOD
                                                    SIX MONTHS ENDED        YEAR       NOVEMBER 17, 1998*
                                                   FEBRUARY 28, 2001       ENDED            THROUGH
                                                      (UNAUDITED)     AUGUST 31, 2000   AUGUST 31, 1999
                                                   -----------------  ---------------  ------------------
                                                     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                         CLASS             CLASS             CLASS
                                                                      ---------------  ------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....              $10.57             $ 9.46           $10.00
                                                        ------             ------           ------
Net investment income/(loss)(1) ..........                0.13               0.13             0.12
Net realized and unrealized
  gain/(loss) on investments(2) ..........                3.59               1.12            (0.66)
                                                        ------             ------           ------
Net increase/(decrease) in net assets
  resulting from operations ..............                3.72               1.25            (0.54)
                                                        ------             ------           ------
Dividends to shareholders from:
Net investment income ....................               (0.14)             (0.14)              --
Net realized capital gains ...............                  --                 --               --
                                                        ------             ------           ------
Total dividends and distributions
  to shareholders ........................               (0.14)             (0.14)              --
                                                        ------             ------           ------
Net asset value, end of period ...........              $14.15             $10.57           $ 9.46
                                                        ======             ======           ======
Total investment return(3) (5) ...........               35.31%             13.74%           (5.40%)
                                                        ======             ======           ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $2,163             $1,080           $  941
Ratio of expenses to average net assets(1)                2.97%              2.86%            2.50%(4)
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements ........................               15.55%             21.86%           26.36%(4)
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements
   (including dividend expense) ..........               16.02%             22.22%           26.77%
Ratio of net investment income to
   average net assets(1) .................                1.23%              1.12%            1.57%(4)
Portfolio turnover rate ..................              108.89%            363.34%          218.41%


                                                                   LONG/SHORT EQUITY FUND
                                                   -----------------------------------------------------
                                                        FOR THE           FOR THE       FOR THE PERIOD
                                                    SIX MONTHS ENDED        YEAR      NOVEMBER 17, 1998*
                                                   FEBRUARY 28, 2001       ENDED           THROUGH
                                                      (UNAUDITED)     AUGUST 31, 2000  AUGUST 31, 1999
                                                   -----------------  --------------- ------------------
                                                        INVESTOR          INVESTOR        INVESTOR
                                                          CLASS             CLASS           CLASS
                                                   -----------------  --------------- ------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....               $10.57           $ 9.43           $10.00
                                                         ------           ------           ------
Net investment income/(loss)(1) ..........                 0.11             0.11             0.06
Net realized and unrealized
  gain/(loss) on investments(2) ..........                 3.59             1.16            (0.63)
                                                         ------           ------           ------
Net increase/(decrease) in net assets
  resulting from operations ..............                 3.70             1.28            (0.57)
                                                         ------           ------           ------
Dividends to shareholders from:
Net investment income ....................                (0.11)           (0.13)              --
Net realized capital gains ...............                   --               --               --
                                                         ------           ------           ------
Total dividends and distributions
  to shareholders ........................                (0.11)           (0.13)              --
                                                         ------           ------           ------
Net asset value, end of period ...........               $14.16           $10.57           $ 9.43
                                                         ======           ======           ======
Total investment return(3) (5) ...........                35.18%           13.87%           (5.70%)
                                                         ======           ======           ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $1,481           $  310           $  231
Ratio of expenses to average net assets(1)                 3.19%            3.08%            2.75%(4)
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements ........................                15.65%           21.96%           26.61%(4)
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements
   (including dividend expense) ..........                16.12%           22.32%           27.02%
Ratio of net investment income to
   average net assets(1) .................                 1.01%            0.90%            1.32%(4)
Portfolio turnover rate ..................               108.89%          363.34%          218.41%

----------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.

    The accompanying notes are an integral part of the financial statements.

                                    34 and 35

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                BOND FUND
                                                   ---------------------------------------------------------------------------
                                                        FOR THE            FOR THE            FOR THE         FOR THE PERIOD
                                                   SIX MONTHS ENDED         YEAR               YEAR         DECEMBER 30, 1997*
                                                   FEBRUARY 28, 2001        ENDED              ENDED              THROUGH
                                                      (UNAUDITED)      AUGUST 31, 2000    AUGUST 31, 1999     AUGUST 31, 1998
                                                     -------------     ---------------    ---------------   ------------------
                                                     INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL       INSTITUTIONAL
                                                         CLASS              CLASS              CLASS               CLASS
                                                     -------------     ---------------    ---------------   ------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....              $ 9.49             $ 9.41             $ 10.08             $ 10.00
                                                        ------             ------             -------             -------
Net investment income(1) .................                0.30               0.64                0.96                0.78
Net realized and unrealized
  gain/(loss) on investments(2) ..........                0.35               0.08               (0.90)              (0.31)
                                                        ------             ------             -------             -------
Net increase/(decrease) in net
   assets resulting from operations ......                0.65               0.72                0.06                0.47
                                                        ------             ------             -------             -------
Dividends to shareholders from:
Net investment income ....................               (0.30)             (0.64)              (0.62)              (0.39)
Net realized capital gains ...............                  --                 --               (0.11)                 --
                                                        ------             ------             -------             -------
Total dividends and distributions
  to shareholders ........................               (0.30)             (0.64)              (0.73)              (0.39)
                                                        ------             ------             -------             -------
Net asset value, end of period ...........              $ 9.84             $ 9.49             $  9.41             $ 10.08
                                                        ======             ======             =======             =======
Total investment return(3) ...............                6.94%              8.01%               0.42%               4.79%
                                                        ======             ======             =======             =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $8,564             $8,728             $12,041             $15,509
Ratio of expenses to average net assets(1)                0.60%              0.60%               0.60%               0.60%(4)
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements ................                2.82%              2.45%               2.22%               2.82%(4)
Ratio of net investment income to
  average net assets(1) ..................                6.21%              6.72%               6.22%               6.06%(4)
Portfolio turnover rate ..................               16.89%             34.59%              57.60%              45.27%



                                                                                      BOND FUND
                                                     ----------------------------------------------------------------------
                                                          FOR THE          FOR THE           FOR THE      FOR THE PERIOD
                                                      SIX MONTHS ENDED       YEAR              YEAR      DECEMBER 30, 1997*
                                                     FEBRUARY 28, 2001      ENDED             ENDED           THROUGH
                                                        (UNAUDITED)     AUGUST 31, 2000  AUGUST 31, 1999 AUGUST 31, 1998
                                                     -----------------  ---------------  --------------- ------------------
                                                          INVESTOR         INVESTOR         INVESTOR         INVESTOR
                                                           CLASS            CLASS            CLASS            CLASS
                                                     -----------------  ---------------  ---------------  -----------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....                 $9.55            $9.47           $10.10           $10.00
                                                           -----            -----           ------           ------
Net investment income(1) .................                  0.29             0.62             0.93             0.62
Net realized and unrealized
  gain/(loss) on investments(2) ..........                  0.36             0.08            (0.90)           (0.16)
                                                           -----            -----           ------           ------
Net increase/(decrease) in net
   assets resulting from operations ......                  0.65             0.70             0.03             0.46
                                                           -----            -----           ------           ------
Dividends to shareholders from:
Net investment income ....................                 (0.29)           (0.62)           (0.55)           (0.36)
Net realized capital gains ...............                    --               --            (0.11)              --
                                                           -----            -----           ------           ------
Total dividends and distributions
  to shareholders ........................                 (0.29)           (0.62)           (0.66)           (0.36)
                                                           -----            -----           ------           ------
Net asset value, end of period ...........                 $9.91            $9.55           $ 9.47           $10.10
                                                           =====            =====           ======           ======
Total investment return(3) ...............                  6.89%            7.72%            0.17%            4.63%
                                                           =====            =====           ======           ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                  $ 249            $ 170           $  188           $  198
Ratio of expenses to average net assets(1)                  0.82%            0.82%            0.85%            0.85%(4)
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements ................                  2.92%            2.55%            2.47%            2.72%(4)
Ratio of net investment income to
  average net assets(1) ..................                  5.99%            6.50%            5.97%            5.83%(4)
Portfolio turnover rate ..................                 16.89%           34.59%           57.60%           45.27%

----------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.
(4) Annualized.


    The accompanying notes are an integral part of the financial statements.

                                    36 and 37

                         BOSTON PARTNERS FAMILY OF FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)



1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen investment portfolios, including Boston Partners Large Cap Value Fund ("Large Cap Fund"), Boston Partners Mid Cap Value Fund ("Mid Cap Fund"), Boston Partners Small Cap Value Fund II ("Small Cap Fund II"), Boston Partners Long/Short Equity Fund ("Long/Short Equity Fund") and
Boston  Partners  Bond  Fund  ("Bond  Fund")  (each a "Fund",  collectively  the
"Funds"). The Large Cap Fund, the Mid Cap Fund, the Small Cap Fund II, the Long/Short Equity Fund and the Bond Fund each offer two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 15.98 billion are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of RBB. The classes have been grouped into thirteen separate "families," eight of which have begun investment operations, The Boston Partners Family of Funds includes the Large Cap Fund, which commenced investment operations on January 2, 1997, the Mid Cap Fund, which commenced operations on June 2, 1997, the Small Cap Fund II, which commenced investment operations on July 1, 1998, the Long/Short Equity Fund, which commenced investment operations on November 17, 1998 and the Bond Fund, which commenced investment operations on December 30, 1997.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. eastern time on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost that approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds have agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds enter into repurchase agreements are banks and broker/dealers that Boston Partners Asset Management, L.P. (the Funds' investment adviser or "Boston Partners") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Boston Partners marks to market daily the value of the collateral, and, if

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes).

     DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, are declared and paid at least annually to shareholders. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

     U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

     SHORT SALES -- When the Adviser anticipates that a security that the Fund does not own is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them. The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of a Fund's net assets.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners Asset Management, L.P. serves as the Funds' investment adviser. For its advisory services, Boston Partners is entitled to receive 0.75% of the Large Cap Fund's average daily net assets, 0.80% of the Mid Cap Fund's average daily net assets, 1.25% of the Small Cap Fund II's average daily net assets, 2.25% of the Long/Short Equity Fund's average daily net assets and 0.40% of the Bond Fund's average daily net assets, each accrued daily and payable quarterly.

     The adviser has agreed to limit the Large Cap Fund and the Mid Cap Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.00% and 1.22% of the Large Cap Fund and the Mid Cap Funds' average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Small Cap Fund II's total operating expenses for the current and the following fiscal year to the extent that such expenses exceed 1.55% and 1.77% of the Small Cap Fund II's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Long/Short Equity Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceed 2.50% and 2.72%, excluding short sale dividend expense of the Long/Short Equity Fund's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Bond Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 0.60% and 0.82% of the Bond Fund's average daily net assets for the Institutional and Investor Classes, respectively. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. For the six months ended February 28, 2001, investment advisory fees, waivers and reimbursements of expenses were as follows:


                                               GROSS                                    NET                 EXPENSE
FUND                                       ADVISORY FEES           WAIVERS         ADVISORY FEES         REIMBURSEMENT
----                                       -------------         ----------        ------------          -------------
Large Cap Fund                               $167,146            $ (69,985)           $ 97,161             $     --
Mid Cap Fund                                  610,759             (117,835)            492,924                   --
Small Cap Fund II                              28,331              (28,331)                 --              (78,277)
Long/Short Equity Fund                         19,251              (19,251)                 --              (71,607)
Bond Fund                                      16,903              (16,903)                 --              (71,819)

     The Funds will not pay Boston Partners at a later time for any amounts they may waive or any amounts which Boston Partners has assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administrative services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of the Funds' average daily net assets.

     For the six months ended February 28, 2001, PFPC, at its discretion, voluntarily agreed to waive a portion of its administration fees for the Funds. For the six months ended February 28, 2001, PFPC's administration fees and related waivers were as follows:

                                                             PFPC GROSS                            NET PFPC
FUND                                                     ADMINISTRATION FEES      WAIVERS     ADMINISTRATION FEES
----                                                     ------------------       -------     -------------------
Large Cap Fund                                                 $37,500            $    --           $37,500
Mid Cap Fund                                                    95,431                 --            95,431
Small Cap Fund II                                               37,500                 --            37,500
Long/Short Equity Fund                                          37,500             (8,021)           29,479
Bond Fund                                                       37,500                 --            37,500

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



     In addition, PFPC serves as the Funds' transfer and dividend disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Funds. For the six months ended February 28, 2001, transfer agency fees and waivers were as follows:


                                                           GROSS TRANSFER                        NET TRANSFER
FUND                                                         AGENCY FEES          WAIVERS         AGENCY FEES
----                                                       --------------         -------        ------------
Large Cap Fund                                                 $37,785            $    --           $37,785
Mid Cap Fund                                                    39,273                 --            39,273
Small Cap Fund II                                               36,849                 --            36,849
Long/Short Equity Fund                                          36,892             (7,700)           29,192
Bond Fund                                                       36,497                 --            36,497

     From September 1, 2000 through January 1, 2001, Provident Distributors, Inc. (PDI), provided certain administrative services to the Institutional Class of the Funds. As compensation for such administrative services, PDI was entitled to receive a monthly fee calculated at the annual rate of 0.15% of the average daily net assets of each Fund's Institutional Class Shares. PDI was waiving fees in excess of 0.03% of the average daily net assets of each Fund's Institutional Class Shares. Additionally, PDI received a fee at an annual rate of 0.25% of the average daily net assets of each Fund's Investor Class Shares pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

     For this period, administrative services fees and waivers were as follows:

                                                         GROSS ADMINISTRATIVE                 NET ADMINISTRATIVE
FUND                                                         SERVICES FEES         WAIVERS        SERVICES FEES
----                                                     --------------------     ---------   ------------------
Large Cap Fund                                                  $21,097           $(16,870)         $ 4,227
Mid Cap Fund                                                     77,051            (61,479)          15,572
Small Cap Fund II                                                 1,225               (987)             238
Long/Short Equity Fund                                              620               (501)             119
Bond Fund                                                         4,180             (3,337)             843

     Since January 2, 2001, PFPC Distributors, Inc., provides certain administrative services to the Institutional Class of the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive a monthly fee calculated at the annual rate of 0.15% of the average daily net assets of each Fund's Institutional Class Shares. PFPC Distributors, Inc. is currently waiving fees in excess of 0.03% of the average daily net assets of each Fund's Institutional Class Shares. Additionally, PFPC Distributors, Inc. receives a fee at an annual rate of 0.25% of the average daily net assets of each Fund's Investor Class Shares pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

     For this period, administrative services fees and waivers were as follows:

                                                         GROSS ADMINISTRATIVE                 NET ADMINISTRATIVE
FUND                                                         SERVICES FEES        WAIVERS        SERVICES FEES
----                                                     --------------------     --------    ------------------
Large Cap Fund                                                  $10,831           $ (8,723)          $2,108
Mid Cap Fund                                                     36,259            (29,211)           7,048
Small Cap Fund II                                                 1,215               (978)             237
Long/Short Equity Fund                                              312               (245)              67
Bond Fund                                                         2,035             (1,639)             396

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



     PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodial services to the Funds. As compensation for such custodial services, PNC is entitled to receive a monthly fee equal to an annual rate of 0.015% of the Funds' average daily gross assets.

3.   INVESTMENT IN SECURITIES

     For U.S. federal income tax purposes, the costs of securities owned at February 28, 2001, were $44,519,321, $139,657,554, $16,122,342, $990,804 and
$8,621,164, respectively, for the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund II, the Long/Short Equity and the Bond Fund. Accordingly, the net unrealized appreciation/(depreciation) of investments are as follows:

                                                                                               NET APPRECIATION/
FUND                                                        APPRECIATION       DEPRECIATION     (DEPRECIATION)
----                                                        ------------       ------------    -----------------
Large Cap Fund                                               $ 6,400,791        $(1,326,024)       $5,074,767
Mid Cap Fund                                                  11,758,009         (7,560,407)        4,197,602
Small Cap Fund II                                              1,142,614           (337,627)          804,987
Long/Short Equity Fund                                           665,406           (181,330)          484,076
Bond Fund                                                        204,936           (110,646)           94,290

     For the six months ended February 28, 2001, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                              INVESTMENT SECURITIES
                                          ------------------------------
FUND                                      PURCHASES            SALES
----                                      -----------        -----------
Large Cap Fund                            $29,226,767        $28,216,300
Mid Cap Fund                               26,249,357         26,473,008
Small Cap Fund II                          14,266,863          3,102,113
Long/Short Equity Fund*                     4,359,908          2,099,128
Bond Fund**                                 1,407,047          1,958,419

----------
* The Long/Short Equity Fund had purchases of $4,154,570 to cover short sales and received proceeds of $2,074,437 from sales of short securities.
** The Bond Fund had  purchases  and  sales of U.S.  Government  Obligations  of
   $305,032 and $557,435, respectively.

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2001, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:


                                                                  LARGE CAP VALUE FUND
                  ------------------------------------------------------------------------------------------------------------
                    FOR THE SIX MONTHS ENDED             FOR THE             FOR THE SIX MONTHS ENDED            FOR THE
                       FEBRUARY 28, 2001              YEAR ENDED                FEBRUARY 28, 2001             YEAR ENDED
                          (UNAUDITED)               AUGUST 31, 2000                (UNAUDITED)              AUGUST 31, 2000
                     ----------------------    --------------------------     ---------------------      ---------------------
                      INSTITUTIONAL CLASS         INSTITUTIONAL CLASS            INVESTOR CLASS              INVESTOR CLASS
                     ----------------------    --------------------------     ---------------------      ---------------------
                      SHARES       VALUE         SHARES          VALUE        SHARES        VALUE        SHARES        VALUE
                     -------     ----------    ----------    ------------     -------    ----------      -------   -----------
Sales .............  102,084     $1,362,917       376,965      $4,440,366     184,540    $2,502,754       55,370   $   660,735
Repurchases .......  (21,791)      (294,602)   (1,891,018)    (21,940,103)    (54,330)     (733,362)     (87,214)   (1,037,421)
Reinvestments .....  124,328      1,623,726       287,323       3,335,821       6,690        88,769        7,914        93,472
                     -------     ----------    ----------    ------------     -------    ----------      -------   -----------
Net Increase /
     (Decrease)      204,621     $2,692,041    (1,226,730)   $(14,163,916)    136,900    $1,858,161      (23,930)  $  (283,214)
                     =======     ==========    ==========    ============     =======    ==========      =======   ===========


                                                               MID CAP VALUE FUND
                  ------------------------------------------------------------------------------------------------------------
                    FOR THE SIX MONTHS ENDED             FOR THE             FOR THE SIX MONTHS ENDED            FOR THE
                       FEBRUARY 28, 2001              YEAR ENDED                FEBRUARY 28, 2001             YEAR ENDED
                          (UNAUDITED)               AUGUST 31, 2000                (UNAUDITED)              AUGUST 31, 2000
                  -------------------------    --------------------------     ---------------------      ---------------------
                      INSTITUTIONAL CLASS         INSTITUTIONAL CLASS            INVESTOR CLASS              INVESTOR CLASS
                  -------------------------    --------------------------     ---------------------      ---------------------
                      SHARES       VALUE         SHARES          VALUE        SHARES        VALUE        SHARES        VALUE
                  ----------     ----------    ----------    ------------     -------    ----------      -------   -----------
Sales ..........   1,016,708   $ 11,790,907     1,634,352     $17,217,335       8,929     $ 106,356       20,700   $   218,093
Repurchases ....  (1,930,955)   (22,618,346)   (3,826,167)    (40,348,935)    (18,487)     (220,485)      (99,480)  (1,030,678)
Reinvestments ..      54,922        621,164       190,810       1,953,896         512         5,738        2,988        30,356
                  ----------   ------------    ----------    ------------     -------     ---------      -------   -----------
Net Decrease ...    (859,325)  $(10,206,275)   (2,001,005)   $(21,177,704)     (9,046)    $(108,391)     (75,792)  $  (782,229)
                  ==========   ============    ==========    ============     =======     =========      =======   ===========

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


                                                               SMALL CAP VALUE FUND II
                     ------------------------------------------------------------------------------------------------------------
                     FOR THE SIX MONTHS ENDED              FOR THE           FOR THE SIX MONTHS ENDED              FOR THE
                        FEBRUARY 28, 2001                 YEAR ENDED             FEBRUARY 28, 2001                YEAR ENDED
                           (UNAUDITED)                 AUGUST 31, 2000             (UNAUDITED)                 AUGUST 31, 2000
                     -----------------------       ----------------------    -----------------------       ----------------------
                      INSTITUTIONAL CLASS           INSTITUTIONAL CLASS         INVESTOR CLASS                  INVESTOR CLASS
                     -----------------------       ----------------------    -----------------------       ----------------------
                      SHARES         VALUE         SHARES        VALUE        SHARES         VALUE          SHARES       VALUE
                     -------      ----------       ------      --------       -------     ----------       -------      -------
Sales ..........     257,227      $3,213,211       23,284      $250,560       720,781     $9,864,191        20,104      $196,705
Repurchases ....     (17,874)       (230,424)      (1,729)      (15,340)      (50,778)      (694,958)      (20,295)     (184,749)
Reinvestments ..       8,673          99,306           65           539         1,365         15,590            --            --
                     -------      ----------       ------      --------       -------     ----------          ----       -------
Net Increase /
     (Decrease)      248,026      $3,082,093       21,620      $235,759       671,368     $9,184,823          (191)     $ 11,956
                     =======      ==========       ======      ========       =======     ==========       =======      ========



                                                                LONG/SHORT EQUITY FUND
                     ------------------------------------------------------------------------------------------------------------
                     FOR THE SIX MONTHS ENDED              FOR THE           FOR THE SIX MONTHS ENDED              FOR THE
                        FEBRUARY 28, 2001                 YEAR ENDED             FEBRUARY 28, 2001                YEAR ENDED
                           (UNAUDITED)                 AUGUST 31, 2000             (UNAUDITED)                 AUGUST 31, 2000
                     -----------------------       ----------------------    -----------------------       ----------------------
                      INSTITUTIONAL CLASS           INSTITUTIONAL CLASS         INVESTOR CLASS                  INVESTOR CLASS
                     -----------------------       ----------------------    -----------------------       ----------------------
                      SHARES         VALUE         SHARES        VALUE        SHARES         VALUE          SHARES       VALUE
                     -------      ----------       ------      --------       -------     ----------       -------      -------
Sales ..........      51,760        $716,542          866       $ 7,000        95,362     $1,297,055        12,114      $120,676
Repurchases ....      (2,087)        (25,008)          --            --       (20,325)      (266,233)       (7,656)      (74,592)
Reinvestments ..       1,097          13,874        1,786        14,358           224          2,836           388         3,128
                      ------        --------        -----       -------       -------     ----------        ------      --------
Net Increase ...      50,770        $705,408        2,652       $21,358        75,261     $1,033,658         4,846      $ 49,212
                      ======        ========        =====       =======       =======     ==========        ======      ========

                                                                    BOND FUND
                     ------------------------------------------------------------------------------------------------------------
                     FOR THE SIX MONTHS ENDED              FOR THE           FOR THE SIX MONTHS ENDED              FOR THE
                        FEBRUARY 28, 2001                 YEAR ENDED             FEBRUARY 28, 2001                YEAR ENDED
                           (UNAUDITED)                 AUGUST 31, 2000             (UNAUDITED)                 AUGUST 31, 2000
                     -----------------------       ----------------------    -----------------------       ----------------------
                      INSTITUTIONAL CLASS           INSTITUTIONAL CLASS         INVESTOR CLASS                  INVESTOR CLASS
                     -----------------------       ----------------------    -----------------------       ----------------------
                      SHARES         VALUE         SHARES        VALUE        SHARES         VALUE          SHARES       VALUE
                     -------      ----------       ------      --------       -------     ----------       -------      -------
Sales ..........          --       $      --        4,162   $    39,500         6,707        $65,741            --            --
Repurchases ....     (76,554)       (725,000)    (441,512)   (4,091,156)          (44)          (438)       (3,273)     $(30,335)
Reinvestments ..      26,683         256,718       77,278       718,608           591          5,738         1,208        11,315
                     -------       ---------     --------   -----------         -----        -------        ------      --------
Net Increase /
     (Decrease)      (49,871)      $(468,282)    (360,072)  $(3,333,048)        7,254        $71,041        (2,065)     $(19,020)
                     =======       =========     ========   ===========         =====        =======        ======      ========

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     There is a 1.00% redemption fee on shares redeemed which have been held 365 days or less on the Small Cap Fund II and the Long/Short Equity Fund. For the period September 1, 2000 through February 28, 2001 these fees amounted to $10,976 and $2,715, respectively. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders and recorded as paid in capital.

     On February 28, 2001 one shareholder held approximately 24% of the outstanding shares of the Large Cap Fund Institutional Class, one shareholder held approximately 6% of the outstanding shares of the Mid Cap Fund Investor Class, one shareholder held approximately 9% of the outstanding shares of the Small Cap Fund II Institutional Class, one shareholder held approximately 9% of the outstanding shares of the Long/Short Equity Fund Institutional Class and two shareholders held approximately 27% of the outstanding shares of the Long/Short Equity Fund Investor Class.

5.   CAPITAL LOSS CARRYOVER

     At August 31, 2000 Capital loss carryovers were available to offset future realized gains as follows: $3,663,488 in the Mid Cap Fund which expires in 2008, and $168,213 in the Bond Fund which expires in 2008, and $86,148 in the Long/Short Fund, $85,089 which expires in 2007 and $1,059 which expires in 2008.

6.   RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of February 28, 2001, the Fund recorded the following reclassification to increase (decrease) the accounts listed below:


                                               ACCUMULATED
                           UNDISTRIBUTED      NET REALIZED       ADDITIONAL
                          NET INVESTMENT       GAIN/(LOSS)         PAID-IN
                           INCOME (LOSS)     ON INVESTMENTS        CAPITAL
                          --------------     --------------      ----------
Small Cap Fund II             $14,829           $(14,829)            --

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
28 State Street
Boston, MA 02109

ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Dr.
King of Prussia, PA 19046

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

The financial information included herein is taken from the records of each Fund without examination by independent accountants who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in the Funds unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.